UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number   811-21667

Fidelity Central Investment Portfolios LLC

 (Exact name of registrant as specified in charter)

245 Summer St., Boston, Massachusetts 02210

 (Address of principal executive offices)       (Zip code)

Cynthia Lo Bessette, Secretary

245 Summer St.

Boston, Massachusetts  02210

(Name and address of agent for service)

Registrant's telephone number, including area code:

617-563-7000

Date of fiscal year end:	August 31

Date of reporting period:	August 31, 2020

Item 1.

Reports to Stockholders

Fidelity® High Income Central Fund

Annual Report

August 31, 2020

See the inside front cover for important information about access to your fund’s shareholder reports.

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Contents

Note to Shareholders
Performance
Management's Discussion of Fund Performance
Investment Summary
Schedule of Investments
Financial Statements
Notes to Financial Statements
Report of Independent Registered Public Accounting Firm
Directors and Officers (Trustees and Officers)
Shareholder Expense Example
Distributions

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You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.

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Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2020 FMR LLC. All rights reserved.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Forms N-PORT are available on the SEC’s web site at http://www.sec.gov. A fund's Forms N-PORT may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.

Note to Shareholders:

Early in 2020, the outbreak and spread of a new coronavirus emerged as a public health emergency that had a major influence on financial markets, primarily based on its impact on the global economy and the outlook for corporate earnings. The virus causes a respiratory disease known as COVID-19. On March 11, the World Health Organization declared the COVID-19 outbreak a pandemic, citing sustained risk of further global spread.

In the weeks following, as the crisis worsened, we witnessed an escalating human tragedy with wide-scale social and economic consequences from coronavirus-containment measures. The outbreak of COVID-19 prompted a number of measures to limit the spread, including travel and border restrictions, quarantines, and restrictions on large gatherings. In turn, these resulted in lower consumer activity, diminished demand for a wide range of products and services, disruption in manufacturing and supply chains, and – given the wide variability in outcomes regarding the outbreak – significant market uncertainty and volatility. Amid the turmoil, the U.S. government took unprecedented action – in concert with the U.S. Federal Reserve and central banks around the world – to help support consumers, businesses, and the broader economy, and to limit disruption to the financial system.

The situation continues to unfold, and the extent and duration of its impact on financial markets and the economy remain highly uncertain. Extreme events such as the coronavirus crisis are “exogenous shocks” that can have significant adverse effects on mutual funds and their investments. Although multiple asset classes may be affected by market disruption, the duration and impact may not be the same for all types of assets.

Fidelity is committed to helping you stay informed amid news about COVID-19 and during increased market volatility, and we’re taking extra steps to be responsive to customer needs. We encourage you to visit our websites, where we offer ongoing updates, commentary, and analysis on the markets and our funds.

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of distributions from dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year. The hypothetical investment and the average annual total returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund’s total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average Annual Total Returns

For the periods ended August 31, 2020	Past 1 year	Past 5 years	Past 10 years
Fidelity® High Income Central Fund	1.45%	6.10%	6.81%

$10,000 Over 10 Years

Let's say hypothetically that $10,000 was invested in Fidelity® High Income Central Fund on August 31, 2010.

The chart shows how the value of your investment would have changed, and also shows how the ICE® BofA® US High Yield Constrained Index performed over the same period.

Period Ending Values
$19,318	Fidelity® High Income Central Fund
$19,097	ICE® BofA® US High Yield Constrained Index

Management's Discussion of Fund Performance

Market Recap:  The ICE BofA® US High Yield Constrained Index gained 3.62% for the 12 months ending August 31, 2020, in what was a bumpy ride for high-yield bonds, marked by a steep but brief decline due to the early-2020 outbreak and spread of the coronavirus, followed by a historic rebound. Declared a pandemic on March 11, the COVID-19 crisis and containment efforts caused broad contraction in economic activity, along with extreme uncertainty, volatility and dislocation in financial markets. High yield slid in late February, after a surge in COVID-19 cases outside China. The sudden downtrend continued in March (-12%), capping the worst quarterly result for high yield since 2008. A historically rapid and expansive U.S. monetary/fiscal-policy response provided a partial offset to the economic disruption and fueled a sharp uptrend. Aggressive support for financial markets by the U.S. Federal Reserve, plans for reopening the economy and improving infection data boosted high yield in April (+4%) and May (+5%). In the final three months of the period, the index gained about 7% amid progress on potential treatments and signs of an early recovery in economic activity. For the full 12 months, higher-rated bonds (+7%) fared best. The B credit tier rose 2%, while bonds rated CCC-C returned about -4%. By industry, food & drug retail (+15%) and automotive & auto parts (+11%) led. In contrast, energy (-12%) fell along with the price of crude oil. Energy represented 12% of the index. The air transportation (-28%) and aerospace (-3%) industries were held back by travel restrictions.

Comments from Co-Portfolio Managers Harley Lank and Alexandre Karam:  For the fiscal year, the fund gained 1.45%, lagging the 3.62% advance of the benchmark, the ICE BofA® US High Yield Constrained Index. The past 12 months, we continued to take a consistent, conservative approach to investing in high-yield bonds, focusing on higher-quality businesses that we believe offer the best balance of risk and reward over time. The fund’s core investment in high-yield bonds trailed the benchmark and therefore detracted from our relative result. Our much smaller non-benchmark allocation to floating-rate bank loans notably lagged high yield, hurting relative performance, as did the fund's stake in cash. By industry, security selection and an overweighting in the weak energy category detracted most by a wide margin, with positioning in automotive & auto parts hurting to a much lesser degree. Conversely, our picks in services and food & drug retail contributed most. Turning to notable individual detractors versus the benchmark, overweightings in several underperforming energy names hurt most, especially California Resources (-84%) and Chesapeake Energy (-76%). The top individual relative contributor was our out-of-benchmark stake in food retailer Bi-Lo (+48%).

The views expressed above reflect those of the portfolio manager(s) only through the end of the period as stated on the cover of this report and do not necessarily represent the views of Fidelity or any other person in the Fidelity organization. Any such views are subject to change at any time based upon market or other conditions and Fidelity disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Fidelity fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Fidelity fund.

Note to shareholders:  On October 1, 2019, Alex Karam assumed co-management responsibilities for the fund, joining Harley Lank.

Investment Summary (Unaudited)

Top Five Holdings as of August 31, 2020

(by issuer, excluding cash equivalents)	% of fund's net assets
CCO Holdings LLC/CCO Holdings Capital Corp.	2.7
Sprint Capital Corp.	2.2
Ally Financial, Inc.	2.1
Pacific Gas & Electric Co.	2.0
Tenet Healthcare Corp.	2.0
11.0

Top Five Market Sectors as of August 31, 2020

% of fund's net assets
Energy	11.7
Telecommunications	11.0
Healthcare	7.8
Utilities	7.4
Cable/Satellite TV	7.1

Quality Diversification (% of fund's net assets)

As of August 31, 2020
BBB	6.4%
BB	35.8%
B	35.8%
CCC,CC,C	12.6%
Not Rated	3.1%
Equities	1.5%
Short-Term Investments and Net Other Assets	4.8%

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes.

Asset Allocation (% of fund's net assets)

As of August 31, 2020*
Nonconvertible Bonds	81.9%
Convertible Bonds, Preferred Stocks	1.5%
Common Stocks	1.5%
Bank Loan Obligations	6.7%
Other Investments	3.6%
Short-Term Investments and Net Other Assets (Liabilities)	4.8%

 * Foreign investments - 18.6%

Schedule of Investments August 31, 2020

Showing Percentage of Net Assets

Corporate Bonds - 83.4%
	Principal Amount	Value
Convertible Bonds - 1.5%
Broadcasting - 1.4%
DISH Network Corp.:
2.375% 3/15/24	$22,805,000	$21,449,583
3.375% 8/15/26	15,543,000	15,329,657
		36,779,240
Energy - 0.1%
Denbury Resources, Inc. 6.375% 12/31/24 (a)(b)	10,175,000	1,577,125
Ensco Jersey Finance Ltd. 3% 1/31/24 (a)	1,500,000	210,714
Mesquite Energy, Inc. 15% 7/31/23 (c)(d)	1,346,400	1,346,400
		3,134,239

TOTAL CONVERTIBLE BONDS		39,913,479

Nonconvertible Bonds - 81.9%
Aerospace - 2.6%
BBA U.S. Holdings, Inc. 4% 3/1/28 (b)	2,020,000	1,974,934
Bombardier, Inc.:
7.5% 12/1/24 (b)	4,520,000	3,390,000
7.875% 4/15/27 (b)	9,105,000	6,598,394
BWX Technologies, Inc. 5.375% 7/15/26 (b)	3,290,000	3,446,275
DAE Funding LLC:
4.5% 8/1/22 (b)	1,665,000	1,644,188
5% 8/1/24 (b)	1,830,000	1,791,113
Huntington Ingalls Industries, Inc. 5% 11/15/25 (b)	625,000	645,839
Moog, Inc. 4.25% 12/15/27 (b)	735,000	758,888
The Boeing Co. 5.15% 5/1/30	3,540,000	3,963,616
TransDigm UK Holdings PLC 6.875% 5/15/26	5,540,000	5,652,905
TransDigm, Inc.:
5.5% 11/15/27	16,420,000	16,009,500
6.25% 3/15/26 (b)	1,540,000	1,625,023
6.375% 6/15/26	5,130,000	5,244,553
6.5% 5/15/25	1,000,000	1,007,500
7.5% 3/15/27	8,825,000	9,222,125
8% 12/15/25 (b)	4,510,000	4,904,625
Wolverine Escrow LLC 8.5% 11/15/24 (b)	1,645,000	1,266,650
		69,146,128
Air Transportation - 0.1%
Continental Airlines, Inc. pass-thru trust certificates:
8.388% 5/1/22	13	12
9.798% 10/1/22	77,626	72,899
Western Global Airlines LLC 10.375% 8/15/25 (b)	2,660,000	2,703,225
		2,776,136
Automotive & Auto Parts - 1.9%
Dana, Inc. 5.625% 6/15/28	2,450,000	2,584,750
Ford Motor Co.:
9% 4/22/25	4,865,000	5,693,339
9.625% 4/22/30	1,730,000	2,267,641
Ford Motor Credit Co. LLC:
2.343% 11/2/20	12,000,000	11,955,000
3.087% 1/9/23	4,980,000	4,949,622
3.336% 3/18/21	2,385,000	2,390,963
5.125% 6/16/25	7,810,000	8,206,201
5.596% 1/7/22	6,085,000	6,252,155
5.875% 8/2/21	4,490,000	4,583,459
General Motors Financial Co., Inc.:
4.25% 5/15/23	615,000	655,976
5.2% 3/20/23	24,000	26,179
Winnebago Industries, Inc. 6.25% 7/15/28 (b)	2,075,000	2,219,648
		51,784,933
Banks & Thrifts - 2.1%
Ally Financial, Inc.:
4.25% 4/15/21	1,170,000	1,189,862
5.75% 11/20/25	2,905,000	3,260,950
5.8% 5/1/25	20,000	23,120
8% 11/1/31	11,003,000	14,864,299
8% 11/1/31	27,413,000	37,240,016
		56,578,247
Broadcasting - 1.7%
E.W. Scripps Co. 5.125% 5/15/25 (b)	1,875,000	1,856,250
Entercom Media Corp.:
6.5% 5/1/27 (b)	1,270,000	1,082,675
7.25% 11/1/24 (b)	1,015,000	812,000
iHeartCommunications, Inc.:
6.375% 5/1/26	46,387	48,242
8.375% 5/1/27	84,077	84,497
9% 5/15/22 (a)(d)	780,000	0
Netflix, Inc.:
3.625% 6/15/25 (b)	7,465,000	7,875,575
4.875% 4/15/28	1,735,000	2,008,263
4.875% 6/15/30 (b)	1,600,000	1,854,000
5.875% 11/15/28	2,195,000	2,688,875
Nexstar Broadcasting, Inc. 5.625% 7/15/27 (b)	2,755,000	2,906,525
Scripps Escrow, Inc. 5.875% 7/15/27 (b)	2,215,000	2,215,000
Sirius XM Radio, Inc.:
3.875% 8/1/22 (b)	2,155,000	2,173,856
4.125% 7/1/30 (b)	3,430,000	3,610,075
5% 8/1/27 (b)	5,295,000	5,616,301
5.375% 7/15/26 (b)	3,120,000	3,264,300
Tegna, Inc. 5% 9/15/29 (b)	2,100,000	2,112,306
Univision Communications, Inc. 6.625% 6/1/27 (b)	5,150,000	5,175,750
		45,384,490
Building Materials - 0.2%
Advanced Drain Systems, Inc. 5% 9/30/27 (b)	505,000	526,654
Building Materials Corp. of America 6% 10/15/25 (b)	1,165,000	1,201,465
HD Supply, Inc. 5.375% 10/15/26 (b)	2,145,000	2,255,435
HMAN Finance Sub Corp. 6.375% 7/15/22 (b)	510,000	499,800
U.S. Concrete, Inc. 6.375% 6/1/24	425,000	438,770
		4,922,124
Cable/Satellite TV - 6.7%
Cablevision Systems Corp. 5.875% 9/15/22	805,000	853,300
CCO Holdings LLC/CCO Holdings Capital Corp.:
4.5% 8/15/30 (b)	3,095,000	3,272,963
4.75% 3/1/30 (b)	5,200,000	5,586,620
5% 2/1/28 (b)	25,535,000	27,003,263
5.125% 5/1/27 (b)	16,885,000	17,982,863
5.375% 5/1/25 (b)	1,600,000	1,646,000
5.75% 2/15/26 (b)	6,585,000	6,901,475
5.875% 5/1/27 (b)	6,600,000	6,938,250
CSC Holdings LLC:
3.375% 2/15/31 (b)	3,305,000	3,256,483
4.125% 12/1/30 (b)	2,590,000	2,688,420
4.625% 12/1/30 (b)	5,895,000	6,028,875
5.375% 2/1/28 (b)	8,195,000	8,739,763
5.5% 5/15/26 (b)	4,470,000	4,688,851
5.5% 4/15/27 (b)	11,830,000	12,616,222
5.75% 1/15/30 (b)	3,690,000	4,022,100
6.5% 2/1/29 (b)	5,110,000	5,748,750
7.5% 4/1/28 (b)	4,545,000	5,101,763
DISH DBS Corp.:
5.875% 7/15/22	3,205,000	3,382,878
5.875% 11/15/24	4,370,000	4,618,970
6.75% 6/1/21	1,122,000	1,150,050
7.75% 7/1/26	7,015,000	8,032,175
LCPR Senior Secured Financing DAC 6.75% 10/15/27 (b)	5,250,000	5,630,625
Radiate Holdco LLC/Radiate Financial Service Ltd.:
6.625% 2/15/25 (b)	7,120,000	7,209,000
6.875% 2/15/23 (b)	4,015,000	4,115,375
Telenet Finance Luxembourg Notes SARL 5.5% 3/1/28 (b)	8,600,000	9,141,800
Ziggo Bond Co. BV:
5.125% 2/28/30 (b)	1,155,000	1,224,300
6% 1/15/27 (b)	4,760,000	5,009,900
Ziggo BV:
4.875% 1/15/30 (b)	1,730,000	1,835,028
5.5% 1/15/27 (b)	6,846,000	7,195,214
		181,621,276
Chemicals - 3.6%
Axalta Coating Systems/Dutch Holding BV 4.75% 6/15/27 (b)	2,445,000	2,561,138
CF Industries Holdings, Inc.:
4.95% 6/1/43	6,210,000	7,327,800
5.15% 3/15/34	5,790,000	6,861,150
5.375% 3/15/44	12,705,000	15,785,963
Compass Minerals International, Inc. 6.75% 12/1/27 (b)	4,975,000	5,438,322
Consolidated Energy Finance SA:
3 month U.S. LIBOR + 3.750% 4.0634% 6/15/22 (b)(e)(f)	8,045,000	7,567,229
6.5% 5/15/26 (b)	8,405,000	7,417,413
6.875% 6/15/25 (b)	5,130,000	4,745,250
Nouryon Holding BV 8% 10/1/26 (b)	945,000	1,012,275
OCI NV:
5.25% 11/1/24 (b)	3,965,000	4,074,038
6.625% 4/15/23 (b)	3,625,000	3,760,938
PolyOne Corp. 5.75% 5/15/25 (b)	1,970,000	2,093,125
The Chemours Co. LLC:
5.375% 5/15/27	2,110,000	2,120,550
6.625% 5/15/23	2,986,000	3,000,900
7% 5/15/25	4,629,000	4,733,153
Valeant Pharmaceuticals International, Inc. 6.25% 2/15/29 (b)	1,815,000	1,897,310
Valvoline, Inc.:
4.25% 2/15/30 (b)	1,600,000	1,698,000
4.375% 8/15/25	10,970,000	11,383,569
W. R. Grace & Co.-Conn.:
4.875% 6/15/27 (b)	3,255,000	3,409,613
5.625% 10/1/24 (b)	1,095,000	1,177,125
		98,064,861
Consumer Products - 0.1%
Prestige Brands, Inc. 6.375% 3/1/24 (b)	370,000	381,947
TripAdvisor, Inc. 7% 7/15/25 (b)	1,670,000	1,761,850
		2,143,797
Containers - 1.3%
ARD Finance SA 6.5% 6/30/27 pay-in-kind (b)(e)	2,525,000	2,594,438
Ardagh Packaging Finance PLC/Ardagh MP Holdings U.S.A., Inc.:
5.25% 4/30/25 (b)	7,500,000	7,958,663
5.25% 8/15/27 (b)	7,225,000	7,516,746
6% 2/15/25 (b)	2,566,000	2,676,338
Berry Global, Inc.:
4.5% 2/15/26 (b)	3,580,000	3,650,114
4.875% 7/15/26 (b)	1,355,000	1,439,688
Flex Acquisition Co., Inc.:
6.875% 1/15/25 (b)	2,080,000	2,120,144
7.875% 7/15/26 (b)	275,000	288,527
Graham Packaging Co., Inc. 7.125% 8/15/28 (b)	1,430,000	1,502,093
Intelligent Packaging Ltd. Finco, Inc. 6% 9/15/28 (b)(g)	985,000	1,004,700
OI European Group BV 4% 3/15/23 (b)	1,595,000	1,611,285
Plastipak Holdings, Inc. 6.25% 10/15/25 (b)	730,000	740,001
Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC/Reynolds Group Issuer (Luxembourg) SA:
5.125% 7/15/23 (b)	650,000	659,555
7% 7/15/24 (b)	772,000	791,779
Trivium Packaging Finance BV 5.5% 8/15/26 (b)	1,510,000	1,592,476
		36,146,547
Diversified Financial Services - 3.0%
Altice France Holding SA 10.5% 5/15/27 (b)	4,240,000	4,860,100
CIT Group, Inc.:
4.125% 3/9/21	1,570,000	1,583,738
5% 8/15/22	472,000	493,830
Diamond Sports Group LLC/Diamond Sports Finance Co. 5.375% 8/15/26 (b)	2,515,000	1,961,700
FLY Leasing Ltd. 5.25% 10/15/24	5,240,000	4,152,700
Icahn Enterprises LP/Icahn Enterprises Finance Corp.:
4.75% 9/15/24	3,325,000	3,433,063
5.25% 5/15/27	3,325,000	3,532,813
6.25% 2/1/22	4,960,000	5,015,800
6.25% 5/15/26	7,675,000	8,193,063
6.375% 12/15/25	5,145,000	5,337,938
6.75% 2/1/24	1,565,000	1,611,950
MSCI, Inc.:
3.875% 2/15/31 (b)	5,000,000	5,281,250
4% 11/15/29 (b)	5,785,000	6,189,950
4.75% 8/1/26 (b)	1,485,000	1,544,400
5.375% 5/15/27 (b)	1,070,000	1,155,295
Navient Corp.:
5% 10/26/20	345,000	345,731
5.5% 1/25/23	990,000	1,018,522
5.875% 10/25/24	2,560,000	2,633,600
6.5% 6/15/22	2,235,000	2,329,988
6.625% 7/26/21	675,000	691,875
7.25% 1/25/22	1,185,000	1,244,250
7.25% 9/25/23	3,035,000	3,209,513
Park Aerospace Holdings Ltd. 5.5% 2/15/24 (b)	4,306,000	4,246,099
Quicken Loans, Inc. 5.25% 1/15/28 (b)	1,710,000	1,823,296
Springleaf Finance Corp.:
7.125% 3/15/26	3,460,000	3,970,333
8.875% 6/1/25	3,325,000	3,748,938
		79,609,735
Diversified Media - 0.5%
Allen Media LLC 10.5% 2/15/28 (b)	2,335,000	2,312,374
CBS Corp.:
5.875% 2/28/57 (e)	600,000	622,293
6.25% 2/28/57 (e)	1,850,000	2,062,750
Lamar Media Corp. 4.875% 1/15/29 (b)	1,980,000	2,074,050
Nielsen Co. SARL (Luxembourg):
5% 2/1/25 (b)	1,645,000	1,677,900
5.5% 10/1/21 (b)	119,000	119,149
Nielsen Finance LLC/Nielsen Finance Co. 5% 4/15/22 (b)	875,000	875,831
Terrier Media Buyer, Inc. 8.875% 12/15/27 (b)	3,285,000	3,400,961
		13,145,308
Energy - 10.6%
Antero Midstream Partners LP/Antero Midstream Finance Corp.:
5.375% 9/15/24	785,000	724,163
5.75% 3/1/27 (b)	4,350,000	3,882,375
5.75% 1/15/28 (b)	2,220,000	1,962,369
Antero Resources Finance Corp. 5.375% 11/1/21	2,780,000	2,703,550
Apache Corp.:
4.625% 11/15/25	2,475,000	2,530,688
4.875% 11/15/27	5,780,000	5,906,235
Archrock Partners LP / Archrock Partners Finance Corp.:
6.25% 4/1/28 (b)	2,475,000	2,486,880
6.875% 4/1/27 (b)	700,000	721,000
Baytex Energy Corp. 5.625% 6/1/24 (b)	830,000	491,775
California Resources Corp. 8% 12/15/22 (a)(b)	22,710,000	596,138
Cenovus Energy, Inc. 5.375% 7/15/25	2,475,000	2,518,419
Cheniere Energy Partners LP:
5.25% 10/1/25	6,470,000	6,620,363
5.625% 10/1/26	2,155,000	2,258,849
Citgo Holding, Inc. 9.25% 8/1/24 (b)	2,625,000	2,592,188
Citgo Petroleum Corp.:
6.25% 8/15/22 (b)	1,365,000	1,361,588
7% 6/15/25 (b)	6,180,000	6,210,900
CNX Midstream Partners LP 6.5% 3/15/26 (b)	1,030,000	1,031,524
Comstock Resources, Inc.:
7.5% 5/15/25 (b)	7,955,000	7,894,224
9.75% 8/15/26	7,760,000	8,206,278
9.75% 8/15/26	3,965,000	4,240,964
Continental Resources, Inc. 4.5% 4/15/23	395,000	397,469
Crestwood Midstream Partners LP/Crestwood Midstream Finance Corp. 5.75% 4/1/25	1,045,000	999,725
CVR Energy, Inc.:
5.25% 2/15/25 (b)	4,990,000	4,719,792
5.75% 2/15/28 (b)	4,990,000	4,528,425
DCP Midstream LLC 5.85% 5/21/43 (b)(e)	3,410,000	2,638,488
DCP Midstream Operating LP 5.375% 7/15/25	4,985,000	5,355,386
Denbury Resources, Inc.:
7.75% 2/15/24 (a)(b)	13,153,000	6,576,500
9% 5/15/21 (a)(b)	355,000	177,500
9.25% 3/31/22 (a)(b)	4,105,000	2,052,500
Endeavor Energy Resources LP/EER Finance, Inc.:
5.75% 1/30/28 (b)	4,185,000	4,279,163
6.625% 7/15/25 (b)	2,455,000	2,560,884
EP Energy LLC/Everest Acquisition Finance, Inc. 7.75% 5/15/26 (a)(b)	19,900,000	4,328,250
EQM Midstream Partners LP:
6% 7/1/25 (b)	2,245,000	2,382,506
6.5% 7/1/27 (b)	3,255,000	3,564,225
Exterran Energy Solutions LP 8.125% 5/1/25	885,000	761,100
Harvest Midstream I LP 7.5% 9/1/28 (b)	4,100,000	4,244,074
Hess Midstream Partners LP:
5.125% 6/15/28 (b)	2,905,000	2,986,689
5.625% 2/15/26 (b)	6,900,000	7,179,036
Hilcorp Energy I LP/Hilcorp Finance Co. 5% 12/1/24 (b)	1,735,000	1,643,913
Jonah Energy LLC 7.25% 10/15/25 (b)	10,465,000	1,465,100
KLX Energy Services Holdings, Inc. 11.5% 11/1/25 (b)	2,685,000	1,382,775
LBC Tank Terminals Holding Netherlands BV 6.875% 5/15/23 (b)	9,895,000	9,919,738
Leviathan Bond Ltd.:
6.5% 6/30/27 (Reg. S) (b)	1,330,000	1,385,847
6.75% 6/30/30 (Reg. S) (b)	885,000	921,374
Magnolia Oil & Gas Operating LLC 6% 8/1/26 (b)	2,415,000	2,396,888
MEG Energy Corp.:
7% 3/31/24 (b)	6,096,000	6,050,280
7.125% 2/1/27 (b)	4,990,000	4,774,282
Murphy Oil Corp. 5.875% 12/1/27	3,290,000	3,160,440
Nabors Industries, Inc. 5.75% 2/1/25	4,196,000	1,206,350
Neptune Energy Bondco PLC 6.625% 5/15/25 (b)	1,065,000	985,125
New Fortress Energy LLC 6.75% 9/15/25 (b)(g)	2,500,000	2,531,725
Nine Energy Service, Inc. 8.75% 11/1/23 (b)	600,000	217,500
Noble Holding International Ltd.:
5.25% 3/15/42 (a)	620,000	9,300
6.05% 3/1/41 (a)	835,000	12,525
6.2% 8/1/40 (a)	2,270,000	34,050
7.75% 1/15/24 (a)	1,886,000	28,290
7.95% 4/1/25 (a)(e)	3,080,000	46,200
Occidental Petroleum Corp.:
2.7% 8/15/22	2,459,000	2,417,627
2.9% 8/15/24	1,580,000	1,453,600
3% 2/15/27	1,590,000	1,359,450
4.3% 8/15/39	880,000	677,600
4.4% 4/15/46	1,750,000	1,397,813
4.5% 7/15/44	815,000	643,850
5.55% 3/15/26	2,985,000	2,970,075
5.875% 9/1/25	1,665,000	1,673,325
6.2% 3/15/40	980,000	931,000
6.375% 9/1/28	2,500,000	2,528,438
6.45% 9/15/36	1,717,000	1,683,759
6.6% 3/15/46	2,590,000	2,572,103
6.625% 9/1/30	8,330,000	8,619,717
6.95% 7/1/24	2,770,000	2,866,950
7.5% 5/1/31	10,215,000	10,827,900
8.875% 7/15/30	6,715,000	7,587,950
Pacific Drilling SA 12% 4/1/24 pay-in-kind (b)(e)	163,394	1,634
Parsley Energy LLC/Parsley Finance Corp.:
5.25% 8/15/25 (b)	775,000	795,917
5.375% 1/15/25 (b)	4,270,000	4,350,063
5.625% 10/15/27 (b)	1,225,000	1,267,875
PBF Holding Co. LLC/PBF Finance Corp.:
6% 2/15/28 (b)	5,755,000	4,852,904
7.25% 6/15/25	2,085,000	1,979,687
9.25% 5/15/25 (b)	3,790,000	4,150,050
PBF Logistics LP/PBF Logistics Finance, Inc. 6.875% 5/15/23	3,935,000	3,903,087
Pride International, Inc. 7.875% 8/15/40 (a)	2,554,000	261,785
Rattler Midstream LP 5.625% 7/15/25 (b)	2,305,000	2,437,538
SESI LLC 7.75% 9/15/24	985,000	235,789
SM Energy Co.:
5% 1/15/24	2,930,000	1,728,700
5.625% 6/1/25	3,115,000	1,588,650
6.625% 1/15/27	1,145,000	561,050
6.75% 9/15/26	805,000	394,450
Southwestern Energy Co. 8.375% 9/15/28	2,500,000	2,587,500
Suburban Propane Partners LP/Suburban Energy Finance Corp. 5.875% 3/1/27	3,905,000	4,047,298
Sunoco LP/Sunoco Finance Corp.:
4.875% 1/15/23	2,335,000	2,373,084
5.5% 2/15/26	1,885,000	1,942,266
6% 4/15/27	5,495,000	5,849,373
Targa Resources Partners LP/Targa Resources Partners Finance Corp.:
4.25% 11/15/23	3,100,000	3,119,468
4.875% 2/1/31 (b)	2,430,000	2,448,347
5.25% 5/1/23	710,000	713,692
5.375% 2/1/27	1,025,000	1,058,313
5.5% 3/1/30 (b)	2,470,000	2,605,072
5.875% 4/15/26	3,295,000	3,467,988
6.5% 7/15/27	1,275,000	1,377,000
6.875% 1/15/29	2,255,000	2,491,775
Transocean Sentry Ltd. 5.375% 5/15/23 (b)	2,705,000	2,136,950
U.S.A. Compression Partners LP:
6.875% 4/1/26	1,975,000	2,034,250
6.875% 9/1/27	390,000	403,650
Ultra Resources, Inc. 11% 7/12/24 pay-in-kind (a)	1,706,837	85,342
Valaris PLC:
4.5% 10/1/24 (a)	4,290,000	305,663
5.2% 3/15/25 (a)	2,980,000	212,325
5.75% 10/1/44 (a)	1,156,000	82,365
7.75% 2/1/26 (a)	2,135,000	152,119
Viper Energy Partners LP 5.375% 11/1/27 (b)	1,105,000	1,138,150
W&T Offshore, Inc. 9.75% 11/1/23 (b)	2,455,000	1,780,366
		283,976,576
Entertainment/Film - 0.2%
CBS Outdoor Americas Capital LLC/CBS Outdoor Americas Capital Corp. 5.625% 2/15/24	400,000	406,000
New Cotai LLC/New Cotai Capital Corp. 10.625% 5/1/19 pay-in-kind (a)(b)(e)	11,300,282	4,972,124
		5,378,124
Environmental - 0.3%
Darling Ingredients, Inc. 5.25% 4/15/27 (b)	2,760,000	2,929,050
GFL Environmental, Inc. 4.25% 6/1/25 (b)	5,680,000	5,786,500
		8,715,550
Food & Drug Retail - 0.4%
Albertsons Companies LLC/Safeway, Inc./New Albertson's, Inc./Albertson's LLC:
4.625% 1/15/27 (b)	3,435,000	3,629,558
4.875% 2/15/30 (b)	3,395,000	3,649,625
Emergent BioSolutions, Inc. 3.875% 8/15/28 (b)	1,605,000	1,629,396
Performance Food Group, Inc. 5.5% 6/1/24 (b)	1,550,000	1,550,000
Tops Markets LLC 13% 11/19/24 pay-in-kind (d)(e)	603,781	585,668
		11,044,247
Food/Beverage/Tobacco - 2.8%
Chobani LLC/Finance Corp., Inc. 7.5% 4/15/25 (b)	450,000	473,625
Cott Holdings, Inc. 5.5% 4/1/25 (b)	1,555,000	1,607,481
Del Monte Foods, Inc. 11.875% 5/15/25 (b)	830,000	889,370
H.J. Heinz Co. 4.25% 3/1/31 (b)	4,280,000	4,728,908
JBS Investments II GmbH:
5.75% 1/15/28 (b)	2,330,000	2,463,998
7% 1/15/26 (b)	2,260,000	2,443,557
JBS U.S.A. LLC/JBS U.S.A. Finance, Inc.:
5.75% 6/15/25 (b)	12,745,000	13,159,213
5.875% 7/15/24 (b)	4,345,000	4,431,900
6.75% 2/15/28 (b)	6,150,000	6,811,125
JBS U.S.A. Lux SA / JBS Food Co.:
5.5% 1/15/30 (b)	4,395,000	4,882,494
6.5% 4/15/29 (b)	3,640,000	4,131,400
KeHE Distributors LLC / KeHE Finance Corp. 8.625% 10/15/26 (b)	2,130,000	2,316,375
Lamb Weston Holdings, Inc.:
4.625% 11/1/24 (b)	1,055,000	1,100,935
4.875% 11/1/26 (b)	320,000	334,842
Performance Food Group, Inc.:
5.5% 10/15/27 (b)	5,775,000	6,020,438
6.875% 5/1/25 (b)	995,000	1,059,675
Post Holdings, Inc.:
4.625% 4/15/30 (b)	3,690,000	3,851,438
5% 8/15/26 (b)	6,160,000	6,392,848
5.75% 3/1/27 (b)	5,865,000	6,194,906
TreeHouse Foods, Inc. 4% 9/1/28 (g)	860,000	875,213
		74,169,741
Gaming - 3.6%
Boyd Gaming Corp.:
4.75% 12/1/27	300,000	298,875
6% 8/15/26	680,000	713,150
6.375% 4/1/26	960,000	1,000,810
8.625% 6/1/25 (b)	6,000,000	6,615,000
Caesars Resort Collection LLC 5.25% 10/15/25 (b)	9,185,000	8,793,443
Chukchansi Economic Development Authority 9.75% 12/31/49 (a)(b)	2,860,873	1,144,349
Colt Merger Sub, Inc.:
6.25% 7/1/25 (b)	5,105,000	5,403,387
8.125% 7/1/27 (b)	12,765,000	13,530,900
Downstream Development Authority 10.5% 2/15/23 (b)	1,075,000	978,250
Golden Entertainment, Inc. 7.625% 4/15/26 (b)	935,000	888,250
Golden Nugget, Inc. 6.75% 10/15/24 (b)	7,570,000	6,472,350
MCE Finance Ltd.:
4.875% 6/6/25 (b)	2,585,000	2,669,268
5.75% 7/21/28 (b)	1,675,000	1,749,659
MGM Growth Properties Operating Partnership LP:
4.5% 9/1/26	4,310,000	4,525,500
4.625% 6/15/25 (b)	5,180,000	5,466,454
MGM Mirage, Inc.:
5.5% 4/15/27	1,802,000	1,905,615
6.75% 5/1/25	5,525,000	5,911,750
7.75% 3/15/22	660,000	700,425
Scientific Games Corp.:
5% 10/15/25 (b)	2,730,000	2,701,007
8.625% 7/1/25 (b)	1,705,000	1,776,951
Station Casinos LLC:
4.5% 2/15/28 (b)	35,000	33,271
5% 10/1/25 (b)	5,360,000	5,296,377
Studio City Finance Ltd. 6.5% 1/15/28 (b)	5,015,000	5,278,288
Sugarhouse HSP Gaming Prop Mezz LP/Sugarhouse HSP Gaming Finance Corp. 5.875% 5/15/25 (b)	3,915,000	3,797,550
Transocean, Inc. 7.25% 11/1/25 (b)	5,060,000	1,619,200
Twin River Worldwide Holdings, Inc. 6.75% 6/1/27 (b)	1,685,000	1,668,150
Wynn Resorts Finance LLC / Wynn Resorts Capital Corp. 7.75% 4/15/25 (b)	4,675,000	4,908,750
		95,846,979
Healthcare - 7.4%
Avantor Funding, Inc. 4.625% 7/15/28 (b)	3,345,000	3,538,007
Avantor, Inc. 6% 10/1/24 (b)	740,000	775,150
Catalent Pharma Solutions 5% 7/15/27 (b)	825,000	870,375
Centene Corp.:
3.375% 2/15/30	2,690,000	2,797,600
4.25% 12/15/27	3,475,000	3,648,750
4.625% 12/15/29	3,825,000	4,191,588
5.25% 4/1/25 (b)	4,820,000	5,000,750
5.375% 6/1/26 (b)	4,775,000	5,049,563
5.375% 8/15/26 (b)	1,775,000	1,879,281
Charles River Laboratories International, Inc.:
4.25% 5/1/28 (b)	735,000	773,588
5.5% 4/1/26 (b)	1,235,000	1,299,838
Community Health Systems, Inc. 8% 3/15/26 (b)	12,925,000	13,393,531
CTR Partnership LP/CareTrust Capital Corp. 5.25% 6/1/25	4,000,000	4,080,000
DaVita HealthCare Partners, Inc.:
3.75% 2/15/31 (b)	2,495,000	2,462,615
4.625% 6/1/30 (b)	5,490,000	5,771,363
Encompass Health Corp. 5.75% 9/15/25	4,660,000	4,819,838
HCA Holdings, Inc.:
5.375% 2/1/25	11,835,000	13,323,370
5.625% 9/1/28	3,260,000	3,877,167
5.875% 5/1/23	1,150,000	1,259,250
5.875% 2/15/26	5,470,000	6,263,150
5.875% 2/1/29	1,355,000	1,645,885
Hologic, Inc. 4.375% 10/15/25 (b)	3,360,000	3,429,384
IMS Health, Inc.:
5% 10/15/26 (b)	1,750,000	1,828,243
5% 5/15/27 (b)	1,385,000	1,457,858
Molina Healthcare, Inc. 4.375% 6/15/28 (b)	1,835,000	1,917,575
Ortho-Clinical Diagnostics, Inc.:
7.25% 2/1/28 (b)	1,015,000	1,050,525
7.375% 6/1/25 (b)	2,160,000	2,246,400
Radiology Partners, Inc. 9.25% 2/1/28 (b)	5,515,000	5,859,688
Sabra Health Care LP 3.9% 10/15/29	2,643,000	2,565,395
Service Corp. International 5.125% 6/1/29	1,845,000	2,044,020
Surgery Center Holdings, Inc.:
6.75% 7/1/25 (b)	250,000	246,250
10% 4/15/27 (b)	4,955,000	5,365,274
Tenet Healthcare Corp.:
4.625% 7/15/24	9,240,000	9,452,520
4.625% 6/15/28 (b)	3,430,000	3,558,625
5.125% 5/1/25	12,665,000	12,918,300
6.25% 2/1/27 (b)	6,915,000	7,260,750
6.75% 6/15/23	10,590,000	11,278,350
6.875% 11/15/31	330,000	328,350
8.125% 4/1/22	7,980,000	8,614,410
U.S. Renal Care, Inc. 10.625% 7/15/27 (b)	6,795,000	7,338,600
Valeant Pharmaceuticals International, Inc.:
5% 1/30/28 (b)	2,730,000	2,689,050
5.5% 3/1/23 (b)	497,000	495,758
5.875% 5/15/23 (b)	323,000	323,000
7% 3/15/24 (b)	6,265,000	6,509,084
7.25% 5/30/29 (b)	1,055,000	1,157,863
8.5% 1/31/27 (b)	2,425,000	2,667,500
9% 12/15/25 (b)	1,775,000	1,943,093
9.25% 4/1/26 (b)	5,560,000	6,164,539
Vizient, Inc. 6.25% 5/15/27 (b)	680,000	722,500
		198,153,563
Homebuilders/Real Estate - 1.9%
DTZ U.S. Borrower LLC 6.75% 5/15/28 (b)	2,590,000	2,736,063
Hospitality Properties Trust 7.5% 9/15/25	4,355,000	4,736,664
Howard Hughes Corp. 5.375% 3/15/25 (b)	5,770,000	5,841,548
Kennedy-Wilson, Inc. 5.875% 4/1/24	1,570,000	1,589,123
Lennar Corp.:
4.75% 11/29/27	1,605,000	1,829,700
5% 6/15/27	780,000	887,250
5.25% 6/1/26	1,791,000	2,021,197
5.875% 11/15/24	520,000	581,100
M/I Homes, Inc. 5.625% 8/1/25	480,000	498,000
MPT Operating Partnership LP/MPT Finance Corp.:
5% 10/15/27	6,120,000	6,471,900
5.5% 5/1/24	1,235,000	1,253,525
6.375% 3/1/24	3,280,000	3,386,600
Realogy Group LLC/Realogy Co-Issuer Corp. 7.625% 6/15/25 (b)	1,225,000	1,288,541
Starwood Property Trust, Inc.:
4.75% 3/15/25	2,420,000	2,329,250
5% 12/15/21	865,000	877,975
Taylor Morrison Communities, Inc./Monarch Communities, Inc.:
5.625% 3/1/24 (b)	2,265,000	2,417,888
5.75% 1/15/28 (b)	2,945,000	3,303,613
5.875% 6/15/27 (b)	2,250,000	2,526,615
6% 9/1/23 (b)	93,000	95,325
TRI Pointe Homes, Inc. 5.7% 6/15/28	795,000	876,488
VICI Properties, Inc.:
3.75% 2/15/27 (b)	1,965,000	1,960,088
4.125% 8/15/30 (b)	2,575,000	2,580,665
		50,089,118
Hotels - 0.2%
Hilton Domestic Operating Co., Inc.:
5.125% 5/1/26	2,705,000	2,792,994
5.375% 5/1/25 (b)	3,525,000	3,695,258
		6,488,252
Insurance - 0.9%
Acrisure LLC / Acrisure Finance, Inc.:
7% 11/15/25 (b)	5,180,000	5,257,700
8.125% 2/15/24 (b)	1,775,000	1,872,625
Alliant Holdings Intermediate LLC 6.75% 10/15/27 (b)	8,215,000	8,707,900
AmWINS Group, Inc. 7.75% 7/1/26 (b)	3,835,000	4,132,213
HUB International Ltd. 7% 5/1/26 (b)	1,395,000	1,447,313
USI, Inc. 6.875% 5/1/25 (b)	3,250,000	3,331,250
		24,749,001
Leisure - 1.4%
Carnival Corp.:
9.875% 8/1/27 (b)	6,445,000	6,497,011
10.5% 2/1/26 (b)	2,895,000	3,039,750
NCL Corp. Ltd.:
10.25% 2/1/26 (b)	5,185,000	5,210,925
12.25% 5/15/24 (b)	5,515,000	6,142,331
POWDR Corp. 6% 8/1/25 (b)	1,615,000	1,667,488
Royal Caribbean Cruises Ltd. 11.5% 6/1/25 (b)	6,460,000	7,490,417
SeaWorld Parks & Entertainment, Inc. 9.5% 8/1/25 (b)	2,115,000	2,231,325
Vail Resorts, Inc. 6.25% 5/15/25 (b)	1,435,000	1,537,244
Viking Cruises Ltd. 13% 5/15/25 (b)	2,135,000	2,369,850
Voc Escrow Ltd. 5% 2/15/28 (b)	1,800,000	1,494,000
		37,680,341
Metals/Mining - 1.7%
Alpha Natural Resources, Inc. 9.75% 4/15/18 (a)(d)	1,099,000	0
Arconic Rolled Products Corp. 6% 5/15/25 (b)	1,520,000	1,611,200
Constellium NV 5.875% 2/15/26 (b)	1,240,000	1,269,376
First Quantum Minerals Ltd.:
6.5% 3/1/24 (b)	6,570,000	6,446,813
6.875% 3/1/26 (b)	5,275,000	5,271,703
7.25% 5/15/22 (b)	900,000	900,844
7.25% 4/1/23 (b)	6,215,000	6,246,075
7.5% 4/1/25 (b)	6,770,000	6,822,891
FMG Resources (August 2006) Pty Ltd.:
4.75% 5/15/22 (b)	1,765,000	1,824,569
5.125% 3/15/23 (b)	1,530,000	1,608,787
5.125% 5/15/24 (b)	770,000	831,600
Freeport-McMoRan, Inc.:
4.625% 8/1/30	2,510,000	2,682,537
5.4% 11/14/34	1,070,000	1,209,517
Howmet Aerospace, Inc. 5.95% 2/1/37	1,505,000	1,701,809
Joseph T. Ryerson & Son, Inc. 8.5% 8/1/28 (b)	2,350,000	2,567,375
Nufarm Australia Ltd. 5.75% 4/30/26 (b)	3,585,000	3,611,888
		44,606,984
Paper - 0.2%
Berry Global, Inc. 5.625% 7/15/27 (b)	1,110,000	1,173,825
Enviva Partners LP / Enviva Partners Finance Corp. 6.5% 1/15/26 (b)	3,315,000	3,529,779
		4,703,604
Publishing/Printing - 0.0%
Clear Channel International BV 6.625% 8/1/25 (b)	1,170,000	1,210,950
Restaurants - 0.2%
1011778 BC Unlimited Liability Co./New Red Finance, Inc. 5% 10/15/25 (b)	1,875,000	1,925,456
Golden Nugget, Inc. 8.75% 10/1/25 (b)	1,230,000	916,350
KFC Holding Co./Pizza Hut Holding LLC 4.75% 6/1/27 (b)	1,325,000	1,391,250
Yum! Brands, Inc. 7.75% 4/1/25 (b)	785,000	876,256
		5,109,312
Services - 2.5%
ADT Corp. 4.875% 7/15/32 (b)	1,075,000	1,150,250
APX Group, Inc. 7.625% 9/1/23	3,335,000	3,410,038
Aramark Services, Inc. 6.375% 5/1/25 (b)	3,410,000	3,571,975
Ascend Learning LLC:
6.875% 8/1/25 (b)	110,000	113,300
6.875% 8/1/25 (b)	1,055,000	1,086,650
ASGN, Inc. 4.625% 5/15/28 (b)	5,875,000	6,080,625
Booz Allen Hamilton, Inc. 3.875% 9/1/28 (b)	2,405,000	2,494,466
Brand Energy & Infrastructure Services, Inc. 8.5% 7/15/25 (b)	11,215,000	10,878,550
CoreCivic, Inc.:
4.625% 5/1/23	255,000	242,250
5% 10/15/22	1,832,000	1,804,520
Expedia, Inc. 7% 5/1/25 (b)	3,100,000	3,369,907
Gartner, Inc. 5.125% 4/1/25 (b)	905,000	940,929
GEMS MENASA Cayman Ltd. 7.125% 7/31/26 (b)	1,900,000	1,833,500
Hertz Corp.:
5.5% 10/15/24 (a)(b)	2,495,000	1,010,475
6% 1/15/28 (a)(b)	2,235,000	919,144
6.25% 10/15/22 (a)	1,815,000	737,380
7.125% 8/1/26 (a)(b)	3,980,000	1,611,900
IAA Spinco, Inc. 5.5% 6/15/27 (b)	1,115,000	1,174,909
IHS Markit Ltd.:
4% 3/1/26 (b)	400,000	451,104
4.75% 2/15/25 (b)	955,000	1,086,293
5% 11/1/22 (b)	200,000	215,226
KAR Auction Services, Inc. 5.125% 6/1/25 (b)	810,000	816,075
Laureate Education, Inc. 8.25% 5/1/25 (b)	6,120,000	6,506,723
Ritchie Bros. Auctioneers, Inc. 5.375% 1/15/25 (b)	830,000	856,975
Sabre GLBL, Inc. 7.375% 9/1/25 (b)	2,500,000	2,611,625
Sotheby's 7.375% 10/15/27 (b)	3,160,000	3,223,200
Tempo Acquisition LLC 6.75% 6/1/25 (b)	3,310,000	3,380,404
The GEO Group, Inc.:
5.125% 4/1/23	1,665,000	1,373,625
5.875% 10/15/24	685,000	537,725
6% 4/15/26	6,055,000	4,643,246
		68,132,989
Steel - 0.2%
Allegheny Technologies, Inc. 5.875% 12/1/27	2,480,000	2,382,536
Commercial Metals Co. 5.75% 4/15/26	2,140,000	2,225,600
Infrabuild Australia Pty Ltd. 12% 10/1/24 (b)	2,225,000	2,113,750
		6,721,886
Super Retail - 0.7%
Asbury Automotive Group, Inc.:
4.5% 3/1/28 (b)	681,000	696,323
4.75% 3/1/30 (b)	680,000	704,725
EG Global Finance PLC:
6.75% 2/7/25 (b)	12,050,000	12,456,688
8.5% 10/30/25 (b)	2,520,000	2,696,400
Sonic Automotive, Inc. 6.125% 3/15/27	1,680,000	1,757,700
		18,311,836
Technology - 3.9%
Banff Merger Sub, Inc. 9.75% 9/1/26 (b)	8,720,000	9,289,416
Black Knight InfoServ LLC 3.625% 9/1/28 (b)	2,675,000	2,709,294
Camelot Finance SA 4.5% 11/1/26 (b)	2,285,000	2,364,335
CDK Global, Inc.:
4.875% 6/1/27	460,000	485,300
5.25% 5/15/29 (b)	1,305,000	1,423,651
5.875% 6/15/26	1,615,000	1,696,348
CDW LLC/CDW Finance Corp. 4.25% 4/1/28	2,960,000	3,093,200
Ensemble S Merger Sub, Inc. 9% 9/30/23 (b)	5,995,000	6,024,975
Entegris, Inc. 4.625% 2/10/26 (b)	1,735,000	1,791,925
Fair Isaac Corp. 5.25% 5/15/26 (b)	2,260,000	2,595,158
Go Daddy Operating Co. LLC / GD Finance Co., Inc. 5.25% 12/1/27 (b)	2,235,000	2,374,688
Itron, Inc. 5% 1/15/26 (b)	745,000	767,350
j2 Cloud Services LLC/j2 Global Communications, Inc. 6% 7/15/25 (b)	1,775,000	1,848,219
Match Group Holdings II LLC:
4.125% 8/1/30 (b)	2,335,000	2,445,913
5% 12/15/27 (b)	1,235,000	1,316,819
5.625% 2/15/29 (b)	2,035,000	2,243,588
Microchip Technology, Inc. 4.25% 9/1/25 (b)	10,000,000	10,412,795
NCR Corp. 8.125% 4/15/25 (b)	990,000	1,107,523
Northwest Fiber LLC/Northwest Fiber Finance Sub, Inc. 10.75% 6/1/28 (b)	1,450,000	1,609,500
Nortonlifelock, Inc.:
4.2% 9/15/20	655,000	655,197
5% 4/15/25 (b)	6,075,000	6,196,500
Nuance Communications, Inc. 5.625% 12/15/26	1,035,000	1,097,100
ON Semiconductor Corp. 3.875% 9/1/28 (b)	3,110,000	3,245,223
Open Text Corp. 5.875% 6/1/26 (b)	7,390,000	7,768,738
Open Text Holdings, Inc. 4.125% 2/15/30 (b)	3,095,000	3,208,803
Qorvo, Inc. 4.375% 10/15/29	5,505,000	5,904,113
Solera LLC/Solera Finance, Inc. 10.5% 3/1/24 (b)	5,785,000	6,074,250
TTM Technologies, Inc. 5.625% 10/1/25 (b)	3,340,000	3,423,500
Uber Technologies, Inc. 7.5% 5/15/25 (b)	10,010,000	10,507,597
VeriSign, Inc. 4.625% 5/1/23	695,000	702,819
		104,383,837
Telecommunications - 10.7%
Altice Financing SA:
5% 1/15/28 (b)	2,375,000	2,440,313
7.5% 5/15/26 (b)	10,700,000	11,418,906
C&W Senior Financing Designated Activity Co.:
6.875% 9/15/27 (b)	16,635,000	17,418,509
7.5% 10/15/26 (b)	13,220,000	14,112,350
CenturyLink, Inc.:
4% 2/15/27 (b)	4,225,000	4,293,149
5.125% 12/15/26 (b)	5,000,000	5,185,125
Citizens Utilities Co. 7.05% 10/1/46 (a)	2,165,000	894,405
Cogent Communications Group, Inc. 5.375% 3/1/22 (b)	785,000	808,550
Equinix, Inc. 5.375% 5/15/27	1,410,000	1,542,188
Frontier Communications Corp.:
8% 4/1/27 (b)	4,265,000	4,286,325
8.5% 4/1/26 (b)	11,895,000	12,043,688
11% 9/15/25 (a)	6,805,000	2,909,138
Intelsat Jackson Holdings SA:
5.5% 8/1/23 (a)	12,160,000	8,086,400
8% 2/15/24 (b)	4,060,000	4,141,200
8.5% 10/15/24 (a)(b)	2,965,000	2,016,200
LCPR Senior Secured Financing DAC 6.75% 10/15/27 (b)	2,440,000	2,616,900
Level 3 Financing, Inc.:
3.875% 11/15/29 (b)	4,935,000	5,361,581
4.25% 7/1/28 (b)	3,420,000	3,520,035
4.625% 9/15/27 (b)	7,220,000	7,562,950
5.125% 5/1/23	2,740,000	2,740,000
5.375% 1/15/24	4,265,000	4,312,981
5.375% 5/1/25	3,900,000	4,016,610
5.625% 2/1/23	229,000	229,000
Qwest Corp. 6.75% 12/1/21	500,000	529,940
Sable International Finance Ltd. 5.75% 9/7/27 (b)	11,030,000	11,621,208
Sabre GLBL, Inc. 9.25% 4/15/25 (b)	1,820,000	2,024,750
SBA Communications Corp.:
3.875% 2/15/27 (b)	9,320,000	9,673,694
4% 10/1/22	5,000,000	5,033,600
SFR Group SA:
5.5% 1/15/28 (b)	4,825,000	5,066,250
7.375% 5/1/26 (b)	11,515,000	12,224,900
8.125% 2/1/27 (b)	8,970,000	10,001,550
Sprint Capital Corp.:
6.875% 11/15/28	5,880,000	7,521,931
8.75% 3/15/32	33,750,000	50,977,221
Sprint Communications, Inc. 6% 11/15/22	8,660,000	9,396,100
Sprint Corp.:
7.125% 6/15/24	2,950,000	3,428,520
7.25% 9/15/21	1,845,000	1,946,660
7.625% 3/1/26	1,220,000	1,500,374
7.875% 9/15/23	10,285,000	11,962,741
T-Mobile U.S.A., Inc.:
3.875% 4/15/30 (b)	7,125,000	8,143,234
4.375% 4/15/40 (b)	4,000	4,811
4.5% 4/15/50 (b)	9,000	10,993
Telecom Italia Capital SA:
6% 9/30/34	510,000	619,650
6.375% 11/15/33	285,000	356,250
Telecom Italia SpA 5.303% 5/30/24 (b)	2,020,000	2,229,999
Telesat Canada/Telesat LLC 6.5% 10/15/27 (b)	1,735,000	1,782,192
U.S. West Communications 7.25% 9/15/25	545,000	632,102
ViaSat, Inc. 5.625% 9/15/25 (b)	1,070,000	1,072,675
Windstream Escrow LLC 7.75% 8/15/28 (b)	3,530,000	3,530,741
Zayo Group Holdings, Inc.:
4% 3/1/27 (b)	3,835,000	3,791,856
6.125% 3/1/28 (b)	2,115,000	2,183,738
		289,224,183
Transportation Ex Air/Rail - 1.2%
Avolon Holdings Funding Ltd.:
3.95% 7/1/24 (b)	9,000	8,314
4.375% 5/1/26 (b)	7,000	6,446
5.125% 10/1/23 (b)	4,149,000	4,033,025
Navios Maritime Acquisition Corp./Navios Acquisition Finance U.S., Inc. 8.125% 11/15/21 (b)	6,980,000	4,537,000
Navios Maritime Holdings, Inc.:
7.375% 1/15/22 (b)	13,390,000	5,824,650
11.25% 8/15/22 (b)	3,540,000	2,690,400
Navios South American Logistics, Inc./Navios Logistics Finance U.S., Inc. 10.75% 7/1/25 (b)	5,110,000	5,521,994
Teekay Corp. 9.25% 11/15/22 (b)	1,990,000	1,967,613
XPO Logistics, Inc. 6.25% 5/1/25 (b)	7,625,000	8,139,688
		32,729,130
Utilities - 7.1%
Clearway Energy Operating LLC:
4.75% 3/15/28 (b)	5,885,000	6,164,538
5% 9/15/26	1,455,000	1,526,964
5.75% 10/15/25	2,375,000	2,517,500
DCP Midstream Operating LP:
5.125% 5/15/29	4,715,000	4,997,947
5.625% 7/15/27	2,205,000	2,381,400
DPL, Inc.:
4.125% 7/1/25 (b)	8,280,000	8,735,400
4.35% 4/15/29	9,480,000	10,387,994
InterGen NV 7% 6/30/23 (b)	30,215,000	29,308,550
IPALCO Enterprises, Inc. 4.25% 5/1/30 (b)	15,000,000	16,750,950
NextEra Energy Partners LP:
4.25% 9/15/24 (b)	3,670,000	3,908,550
4.5% 9/15/27 (b)	980,000	1,070,650
NRG Energy, Inc.:
5.25% 6/15/29 (b)	3,050,000	3,324,500
5.75% 1/15/28	8,905,000	9,684,188
6.625% 1/15/27	2,945,000	3,151,739
NSG Holdings II LLC/NSG Holdings, Inc. 7.75% 12/15/25 (b)	6,642,592	7,007,935
Pacific Gas & Electric Co.:
3.75% 8/15/42	350,000	332,173
3.95% 12/1/47	2,495,000	2,344,670
4.55% 7/1/30	23,225,000	25,658,343
4.95% 7/1/50	23,225,000	25,474,415
Pattern Energy Operations LP 4.5% 8/15/28 (b)	1,950,000	2,052,375
PG&E Corp.:
5% 7/1/28	3,405,000	3,396,488
5.25% 7/1/30	2,025,000	2,019,816
Pike Corp. 5.5% 9/1/28 (b)	2,030,000	2,040,150
TerraForm Global, Inc. 6.125% 3/1/26 (b)	2,450,000	2,486,750
TerraForm Power Operating LLC:
4.25% 1/31/23 (b)	2,000,000	2,070,400
4.75% 1/15/30 (b)	5,735,000	6,136,450
5% 1/31/28 (b)	1,610,000	1,788,927
The AES Corp.:
3.3% 7/15/25 (b)	34,000	36,490
3.95% 7/15/30 (b)	29,000	31,387
Vistra Operations Co. LLC:
5.5% 9/1/26 (b)	1,440,000	1,512,000
5.625% 2/15/27 (b)	2,000,000	2,115,000
		190,414,639

TOTAL NONCONVERTIBLE BONDS		2,203,164,424

TOTAL CORPORATE BONDS
(Cost $2,239,877,933)		2,243,077,903
	Shares	Value

Common Stocks - 1.5%
Automotive & Auto Parts - 0.0%
Motors Liquidation Co. GUC Trust (h)	28,306	39,628
UC Holdings, Inc. (d)(h)	32,168	400,813

TOTAL AUTOMOTIVE & AUTO PARTS		440,441

Broadcasting - 0.0%
DISH Network Corp. Class A (h)	16,438	583,878
iHeartMedia, Inc. warrants 5/1/39 (h)	8,204	75,634

TOTAL BROADCASTING		659,512

Chemicals - 0.0%
Corteva, Inc.	10,266	293,094
Dow, Inc.	10,266	463,202

TOTAL CHEMICALS		756,296

Energy - 0.1%
Forbes Energy Services Ltd. (h)	72,087	7,930
Pacific Drilling SA (h)	323,716	80,735
Sanchez Energy Corp. (d)	75,656	1,967,056
Tidewater, Inc.:
warrants 11/14/42 (d)(h)	23,695	213,255
warrants 11/14/42 (d)(h)	8,251	74,259
Tribune Resources, Inc. (d)(h)	182,155	579,253
Tribune Resources, Inc. warrants 3/30/23 (d)(h)	51,925	25,963
Ultra Petroleum Corp. warrants 7/14/25 (h)	33,810	0

TOTAL ENERGY		2,948,451

Food & Drug Retail - 0.5%
Southeastern Grocers, Inc. (d)(h)	158,789	10,676,972
Tops Markets Corp. (d)(h)	2,955	1,038,860

TOTAL FOOD & DRUG RETAIL		11,715,832

Gaming - 0.4%
Boyd Gaming Corp.	81,500	2,182,570
Caesars Entertainment, Inc. (h)	57,808	2,647,606
Gaming & Leisure Properties	127,948	4,650,910
Studio City International Holdings Ltd. ADR (h)	28,000	471,520

TOTAL GAMING		9,952,606

Publishing/Printing - 0.0%
Tribune Publishing Co.	3,443	39,078
Services - 0.1%
United Rentals, Inc. (h)	17,400	3,080,670
Technology - 0.1%
CDK Global, Inc.	45,206	2,107,504
Telecommunications - 0.0%
CUI Acquisition Corp. Class E (d)(h)	0	16,065
Utilities - 0.3%
NRG Energy, Inc.	60,111	2,068,420
Vistra Corp.	359,562	6,914,377

TOTAL UTILITIES		8,982,797

TOTAL COMMON STOCKS
(Cost $47,718,565)		40,699,252
	Principal Amount	Value

Bank Loan Obligations - 6.7%
Aerospace - 0.4%
TransDigm, Inc.:
Tranche E 1LN, term loan 3 month U.S. LIBOR + 2.250% 2.4064% 5/30/25 (e)(f)(i)	1,344,629	1,273,848
Tranche G 1LN, term loan 3 month U.S. LIBOR + 2.250% 2.4064% 8/22/24 (e)(f)(i)	9,829,784	9,320,503

TOTAL AEROSPACE		10,594,351

Banks & Thrifts - 0.0%
First Eagle Holdings, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 2.500% 2.8079% 2/1/27 (e)(f)(i)	1,119,375	1,090,596
Broadcasting - 0.0%
Springer Nature Deutschland Gm Tranche B16 1LN, term loan 3 month U.S. LIBOR + 3.500% 4.5% 8/24/24 (e)(f)(i)	1,240,266	1,229,413
Building Materials - 0.0%
ACProducts, Inc. 1LN, term loan 3 month U.S. LIBOR + 6.500% 7.5% 8/13/25 (e)(f)(i)	899,344	899,910
Cable/Satellite TV - 0.4%
WideOpenWest Finance LLC Tranche B, term loan 3 month U.S. LIBOR + 3.250% 4.25% 8/19/23 (e)(f)(i)	10,731,791	10,549,029
Chemicals - 0.1%
Consolidated Energy Finance SA Tranche B, term loan 3 month U.S. LIBOR + 2.500% 2.658% 5/7/25 (e)(f)(i)	534,100	487,366
Starfruit U.S. Holdco LLC Tranche B, term loan 3 month U.S. LIBOR + 3.000% 3.1641% 10/1/25 (e)(f)(i)	846,696	820,897

TOTAL CHEMICALS		1,308,263

Diversified Financial Services - 0.6%
Cabazon Finance Authority term loan 11% 3/7/24 pay-in-kind (d)(e)(i)	2,332,737	2,332,737
Financial & Risk U.S. Holdings, Inc. Tranche B, term loan 3 month U.S. LIBOR + 3.250% 3.4064% 10/1/25 (e)(f)(i)	13,073,184	12,951,734
HarbourVest Partners LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 2.250% 2.525% 3/1/25 (e)(f)(i)	261,885	256,320

TOTAL DIVERSIFIED FINANCIAL SERVICES		15,540,791

Energy - 0.9%
BCP Raptor II LLC Tranche B, term loan 3 month U.S. LIBOR + 4.750% 4.9064% 11/3/25 (e)(f)(i)	1,178,100	808,177
BCP Raptor LLC Tranche B, term loan 3 month U.S. LIBOR + 4.250% 5.25% 6/24/24 (e)(f)(i)	1,256,150	948,393
California Resources Corp.:
2LN, term loan 3 month U.S. LIBOR + 9.000% 10% 1/15/21 (d)(e)(f)(i)	5,201,541	5,201,541
Tranche 1LN, term loan 3 month U.S. LIBOR + 10.375% 0% 12/31/21 (a)(e)(f)(i)	11,970,000	274,352
Tranche B, term loan 3 month U.S. LIBOR + 4.750% 0% 12/31/22 (a)(e)(f)(i)	9,040,000	3,266,966
Chesapeake Energy Corp. term loan 3 month U.S. LIBOR + 8.000% 0% 6/9/24 (a)(e)(f)(i)	9,300,000	6,068,250
Citgo Holding, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 7.000% 8% 8/1/23 (e)(f)(i)	302,713	286,896
Epic Crude Services LP Tranche B 1LN, term loan 3 month U.S. LIBOR + 5.000% 5.26% 3/1/26 (e)(f)(i)	8,435,000	6,663,650
Gavilan Resources LLC Tranche 2LN, term loan 3 month U.S. LIBOR + 6.000% 0% 3/1/24 (a)(f)(i)	4,780,000	23,900
Sanchez Energy Corp.:
1LN, term loan 3 month U.S. LIBOR + 8.000% 0% 12/31/49 (a)(d)(f)(i)	3,964,252	0
term loan 0% 12/31/49 (a)(d)(e)(i)	1,710,000	0

TOTAL ENERGY		23,542,125

Entertainment/Film - 0.1%
New Cotai LLC/New Cotai Capital Corp.:
Tranche A 2LN, term loan 10% 10/26/20 (d)(e)(i)	88,308	88,308
Tranche B 2LN, term loan 10% 10/26/20 (d)(e)(i)	1,567,965	1,567,965
Tranche C 2LN, term loan 10% 10/26/20 (d)(e)(i)	50,700	50,700

TOTAL ENTERTAINMENT/FILM		1,706,973

Food & Drug Retail - 0.3%
BI-LO LLC Tranche B, term loan 3 month U.S. LIBOR + 8.000% 9% 5/31/24 (e)(f)(i)	6,018,051	5,999,997
Lannett Co., Inc. Tranche B, term loan 3 month U.S. LIBOR + 5.370% 6.375% 11/25/22 (e)(f)(i)	1,767,774	1,733,745
Tops Markets LLC 1LN, term loan 3 month U.S. LIBOR + 8.500% 9.5% 11/19/23 (d)(e)(f)(i)	956,873	976,011

TOTAL FOOD & DRUG RETAIL		8,709,753

Gaming - 0.5%
Boyd Gaming Corp. Tranche B 1LN, term loan 3 month U.S. LIBOR + 2.250% 2.3625% 9/15/23 (e)(f)(i)	632,399	613,573
Caesars Resort Collection LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 2.750% 2.9064% 12/22/24 (e)(f)(i)	2,078,210	1,949,631
Golden Entertainment, Inc. Tranche B, term loan 3 month U.S. LIBOR + 3.000% 3.75% 10/20/24 (e)(f)(i)	1,244,850	1,161,856
Twin River Worldwide Holdings, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 8.000% 9% 5/10/26 (e)(f)(i)	7,940,000	8,426,325

TOTAL GAMING		12,151,385

Healthcare - 0.4%
U.S. Renal Care, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 5.000% 5.1875% 6/13/26 (e)(f)(i)	12,088,650	11,781,357
Hotels - 0.1%
Travelport Finance Luxembourg SARL 1LN, term loan 3 month U.S. LIBOR + 5.000% 6.072% 5/29/26 (e)(f)(i)	2,578,833	1,717,735
Insurance - 0.3%
Alliant Holdings Intermediate LLC:
Tranche B, term loan 3 month U.S. LIBOR + 2.750% 2.9064% 5/10/25 (e)(f)(i)	63,053	60,916
Tranche B-2 1LN, term loan 3 month U.S. LIBOR + 3.250% 3.4332% 5/9/25 (e)(f)(i)	2,039,400	1,986,600
AmWINS Group, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 2.750% 3.75% 1/25/24 (e)(f)(i)	431,058	427,286
Asurion LLC:
Tranche B 7LN, term loan 3 month U.S. LIBOR + 3.000% 3.1564% 11/3/24 (e)(f)(i)	3,782,800	3,712,667
Tranche B, term loan 3 month U.S. LIBOR + 6.500% 6.6564% 8/4/25 (e)(f)(i)	338,182	338,689
USI, Inc. Tranche B, term loan 3 month U.S. LIBOR + 3.000% 3.3079% 5/16/24 (e)(f)(i)	447,350	434,583

TOTAL INSURANCE		6,960,741

Leisure - 0.0%
Alterra Mountain Co. Tranche B 1LN, term loan 3 month U.S. LIBOR + 2.750% 2.9064% 7/31/24 (e)(f)(i)	43,875	42,079
Services - 0.8%
Almonde, Inc.:
Tranche 2LN, term loan 3 month U.S. LIBOR + 7.250% 8.25% 6/13/25 (e)(f)(i)	8,250,000	7,619,783
Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.500% 4.5% 6/13/24 (e)(f)(i)	3,544,370	3,332,381
CoreCivic, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 4.500% 5.5% 12/18/24 (e)(f)(i)	2,159,625	2,123,624
IRI Holdings, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 4.250% 4.4064% 11/30/25 (e)(f)(i)	3,095,470	3,023,903
KUEHG Corp. Tranche B 2LN, term loan 3 month U.S. LIBOR + 8.250% 9.25% 8/22/25 (e)(f)(i)	2,230,000	1,993,063
Sotheby's 1LN, term loan 3 month U.S. LIBOR + 5.500% 6.5% 1/3/27 (e)(f)(i)	4,042,290	3,976,603

TOTAL SERVICES		22,069,357

Super Retail - 0.5%
Academy Ltd. Tranche B, term loan 3 month U.S. LIBOR + 4.000% 5% 7/2/22 (e)(f)(i)	7,460,000	7,003,075
Bass Pro Shops LLC. Tranche B, term loan 3 month U.S. LIBOR + 5.000% 6.072% 9/25/24 (e)(f)(i)	7,116,932	7,088,037

TOTAL SUPER RETAIL		14,091,112

Technology - 1.0%
Ceridian HCM Holding, Inc. Tranche B, term loan 3 month U.S. LIBOR + 2.500% 2.6125% 4/30/25 (e)(f)(i)	1,611,300	1,571,823
Epicor Software Corp. 2LN, term loan 3 month U.S. LIBOR + 7.750% 8.75% 7/30/28 (e)(f)(i)	1,945,000	2,000,102
Northwest Fiber LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 5.500% 5.6556% 4/30/27 (e)(f)(i)	5,405,000	5,391,488
Ultimate Software Group, Inc.:
1LN, term loan:
3 month U.S. LIBOR + 3.750% 3.9064% 5/4/26 (e)(f)(i)	709,638	703,833
3 month U.S. LIBOR + 4.000% 4.75% 5/3/26 (e)(f)(i)	3,590,000	3,583,287
2LN, term loan 3 month U.S. LIBOR + 6.750% 7.5% 5/3/27 (e)(f)(i)	560,000	570,500
Vertafore, Inc. Tranche B 2LN, term loan 3 month U.S. LIBOR + 7.250% 7.4064% 7/2/26 (e)(f)(i)	2,300,000	2,300,000
VM Consolidated, Inc. Tranche B L1N, term loan 3 month U.S. LIBOR + 3.250% 3.5579% 2/28/25 (e)(f)(i)	148,163	144,458
VS Buyer LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.250% 3.4064% 2/28/27 (e)(f)(i)	448,875	441,581
Web.com Group, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.750% 3.9332% 10/11/25 (e)(f)(i)	11,598,516	11,189,668

TOTAL TECHNOLOGY		27,896,740

Telecommunications - 0.3%
Intelsat Jackson Holdings SA:
Tranche B-4, term loan 3 month U.S. LIBOR + 5.500% 8.75% 1/2/24 (e)(f)(i)	300,000	302,364
Tranche B-5, term loan 8.625% 1/2/24 (i)	300,000	302,907
Tranche DD 1LN, term loan 3 month U.S. LIBOR + 5.500% 5.05% 7/13/21 (e)(f)(i)(j)	3,265,723	3,320,163
SFR Group SA:
Tranche B 12LN, term loan 3 month U.S. LIBOR + 3.680% 3.8494% 1/31/26 (e)(f)(i)	3,962,938	3,883,679
Tranche B 13LN, term loan 3 month U.S. LIBOR + 4.000% 4.1619% 8/14/26 (e)(f)(i)	1,080,750	1,064,539

TOTAL TELECOMMUNICATIONS		8,873,652

TOTAL BANK LOAN OBLIGATIONS
(Cost $209,716,161)		180,755,362

Preferred Securities - 3.6%
Banks & Thrifts - 3.6%
Bank of America Corp.:
4.3% (e)(k)	5,780,000	5,741,561
5.875% (e)(k)	15,230,000	17,132,462
6.1% (e)(k)	3,690,000	4,243,123
6.25% (e)(k)	2,310,000	2,585,656
Citigroup, Inc.:
4.3751% (e)(f)(k)	5,000,000	4,984,662
4.7% (e)(k)	3,200,000	3,197,416
5% (e)(k)	6,655,000	6,878,016
5.95% (e)(k)	19,320,000	20,340,242
6.3% (e)(k)	10,145,000	11,056,199
JPMorgan Chase & Co.:
4.6% (e)(k)	4,890,000	4,927,286
6% (e)(k)	11,680,000	12,340,295
Wells Fargo & Co. 5.9% (e)(k)	1,955,000	2,072,151

TOTAL BANKS & THRIFTS		95,499,069

Energy - 0.0%
MPLX LP 6.875% (e)(k)	1,270,000	1,133,859
Summit Midstream Partners LP 9.5% (e)(k)	1,065,000	181,312

TOTAL ENERGY		1,315,171

TOTAL PREFERRED SECURITIES
(Cost $94,593,819)		96,814,240
	Shares	Value

Other - 0.0%
Other - 0.0%
Tribune Co. Claim (d)(h)
(Cost $11,217)	11,217	11,217

Money Market Funds - 3.1%
Fidelity Cash Central Fund 0.12% (l)
(Cost $83,738,598)	83,724,048	83,740,792
TOTAL INVESTMENT IN SECURITIES - 98.3%
(Cost $2,675,656,293)		2,645,098,766
NET OTHER ASSETS (LIABILITIES) - 1.7%		44,536,199
NET ASSETS - 100%		$2,689,634,965

Amounts shown as 0 in the Schedule of Investments may represent less than 1 share.

Legend

 (a) Non-income producing - Security is in default.

 (b) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $1,395,770,221 or 51.9% of net assets.

 (c) Restricted securities (including private placements) - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $1,346,400 or 0.1% of net assets.

 (d) Level 3 security

 (e) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.

 (f) Coupon is indexed to a floating interest rate which may be multiplied by a specified factor and/or subject to caps or floors.

 (g) Security or a portion of the security purchased on a delayed delivery or when-issued basis.

 (h) Non-income producing

 (i) Remaining maturities of bank loan obligations may be less than the stated maturities shown as a result of contractual or optional prepayments by the borrower. Such prepayments cannot be predicted with certainty.

 (j) Position or a portion of the position represents an unfunded loan commitment. At period end, the total principal amount and market value of unfunded commitments totaled $1,632,862 and $1,660,082, respectively.

 (k) Security is perpetual in nature with no stated maturity date.

 (l) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's website or upon request.

Additional information on each restricted holding is as follows:

Security	Acquisition Date	Acquisition Cost
Mesquite Energy, Inc. 15% 7/31/23	7/10/20	$1,346,400

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$1,096,864
Total	$1,096,864

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations, if applicable.

Investment Valuation

The following is a summary of the inputs used, as of August 31, 2020, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Communication Services	$714,655	$622,956	$75,634	$16,065
Consumer Discretionary	5,702,509	5,301,696	--	400,813
Consumer Staples	11,715,832	--	--	11,715,832
Energy	2,948,451	88,665	--	2,859,786
Financials	39,628	39,628	--	--
Industrials	3,080,670	3,080,670	--	--
Information Technology	2,107,504	2,107,504	--	--
Materials	756,296	756,296	--	--
Real Estate	4,650,910	4,650,910	--	--
Utilities	8,982,797	8,982,797	--	--
Corporate Bonds	2,243,077,903	--	2,241,145,835	1,932,068
Bank Loan Obligations	180,755,362	--	170,538,100	10,217,262
Preferred Securities	96,814,240	--	96,814,240	--
Other	11,217	--	--	11,217
Money Market Funds	83,740,792	83,740,792	--	--
Total Investments in Securities:	$2,645,098,766	$109,371,914	$2,508,573,809	$27,153,043

The following is a reconciliation of Investments in Securities for which Level 3 inputs were used in determining value:

Investments in Securities:
Beginning Balance	$18,671,676
Net Realized Gain (Loss) on Investment Securities	354,307
Net Unrealized Gain (Loss) on Investment Securities	1,095,761
Cost of Purchases	15,723,638
Proceeds of Sales	(9,286,976)
Amortization/Accretion	22,037
Transfers into Level 3	572,600
Transfers out of Level 3	--
Ending Balance	$27,153,043
The change in unrealized gain (loss) for the period attributable to Level 3 securities held at August 31, 2020	$1,113,143

The information used in the above reconciliation represents fiscal year to date activity for any Investments in Securities identified as using Level 3 inputs at either the beginning or the end of the current fiscal period. Transfers in or out of Level 3 represent the beginning value of any Security or Instrument where a change in the pricing level occurred from the beginning to the end of the period. The cost of purchases and the proceeds of sales may include securities received or delivered through corporate actions or exchanges. Realized and unrealized gains (losses) disclosed in the reconciliation are included in Net Gain (Loss) on the Fund's Statement of Operations.

Other Information

Distribution of investments by country or territory of incorporation, as a percentage of Total Net Assets, is as follows (Unaudited):

United States of America	81.4%
Multi-National	3.0%
Canada	2.9%
Luxembourg	2.9%
Netherlands	2.5%
Ireland	1.4%
France	1.4%
Cayman Islands	1.2%
Others (Individually Less Than 1%)	3.3%
100.0%

See accompanying notes which are an integral part of the financial statements.

Financial Statements

Statement of Assets and Liabilities

		August 31, 2020
Assets
Investment in securities, at value — See accompanying schedule: Unaffiliated issuers (cost $2,591,917,695)	$2,561,357,974
Fidelity Central Funds (cost $83,738,598)	83,740,792
Total Investment in Securities (cost $2,675,656,293)		$2,645,098,766
Cash		573,587
Receivable for investments sold		14,137,714
Receivable for fund shares sold		180,483
Dividends receivable		92,070
Interest receivable		35,829,031
Distributions receivable from Fidelity Central Funds		7,077
Total assets		2,695,918,728
Liabilities
Payable for investments purchased
Regular delivery	$1,633,309
Delayed delivery	4,345,000
Payable for fund shares redeemed	296,417
Other payables and accrued expenses	9,037
Total liabilities		6,283,763
Net Assets		$2,689,634,965
Net Assets consist of:
Paid in capital		$2,765,711,416
Total accumulated earnings (loss)		(76,076,451)
Net Assets		$2,689,634,965
Net Asset Value, offering price and redemption price per share ($2,689,634,965 ÷ 25,355,167 shares)		$106.08

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Year ended August 31, 2020
Investment Income
Dividends		$6,140,539
Interest		143,928,548
Income from Fidelity Central Funds		1,096,864
Total income		151,165,951
Expenses
Custodian fees and expenses	$21,757
Independent directors' fees and expenses	14,520
Miscellaneous	25
Total expenses before reductions	36,302
Expense reductions	(30,250)
Total expenses after reductions		6,052
Net investment income (loss)		151,159,899
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	(31,748,410)
Fidelity Central Funds	(3,893)
Total net realized gain (loss)		(31,752,303)
Change in net unrealized appreciation (depreciation) on investment securities		(28,697,670)
Net gain (loss)		(60,449,973)
Net increase (decrease) in net assets resulting from operations		$90,709,926

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Year ended August 31, 2020	Year ended August 31, 2019
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$151,159,899	$97,300,852
Net realized gain (loss)	(31,752,303)	(8,030,347)
Change in net unrealized appreciation (depreciation)	(28,697,670)	2,726,231
Net increase (decrease) in net assets resulting from operations	90,709,926	91,996,736
Distributions to shareholders	(157,025,200)	(99,543,146)
Affiliated share transactions
Proceeds from sales of shares	621,458,286	1,387,879,227
Net asset value of shares issued in exchange for the net assets of Fidelity High Income Central Fund 1 (note 8)	–	507,027,494
Reinvestment of distributions	157,016,852	97,089,383
Cost of shares redeemed	(623,295,452)	(268,010,095)
Net increase (decrease) in net assets resulting from share transactions	155,179,686	1,723,986,009
Total increase (decrease) in net assets	88,864,412	1,716,439,599
Net Assets
Beginning of period	2,600,770,553	884,330,954
End of period	$2,689,634,965	$2,600,770,553
Other Information
Shares
Sold	6,359,350	12,477,372
Issued in exchange for the shares of Fidelity High Income Central Fund 1 (note 8)	–	4,582,266
Issued in reinvestment of distributions	1,480,997	881,458
Redeemed	(5,837,026)	(2,463,785)
Net increase (decrease)	2,003,321	15,477,311

See accompanying notes which are an integral part of the financial statements.

Financial Highlights

Fidelity High Income Central Fund

Years ended August 31,	2020	2019	2018	2017	2016
Selected Per–Share Data
Net asset value, beginning of period	$111.37	$112.30	$113.78	$110.82	$109.78
Income from Investment Operations
Net investment income (loss)A	6.432	7.276	7.336	7.352	7.278
Net realized and unrealized gain (loss)	(5.023)	(.267)	(1.497)	2.982	.631
Total from investment operations	1.409	7.009	5.839	10.334	7.909
Distributions from net investment income	(6.685)	(7.089)	(7.240)	(7.374)	(6.869)
Distributions from net realized gain	(.014)	(.850)	(.079)	–	–
Total distributions	(6.699)	(7.939)	(7.319)	(7.374)	(6.869)
Net asset value, end of period	$106.08	$111.37	$112.30	$113.78	$110.82
Total ReturnB	1.45%	6.59%	5.29%	9.60%	7.75%
Ratios to Average Net AssetsC,D
Expenses before reductions	- %E	- %E	- %E	.01%	- %E
Expenses net of fee waivers, if any	- %E	- %E	- %E	.01%	- %E
Expenses net of all reductions	- %E	- %E	- %E	.01%	- %E
Net investment income (loss)	6.06%	6.70%	6.49%	6.54%	6.93%
Supplemental Data
Net assets, end of period (000 omitted)	$2,689,635	$2,600,771	$884,331	$885,301	$852,409
Portfolio turnover rateF	59%G	39%G,H	57%	46%	47%

 A Calculated based on average shares outstanding during the period.

 B Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 C Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

 D Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment advisor, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

 E Amount represents less than .005%.

 F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

 G Portfolio turnover rate excludes securities received or delivered in-kind.

 H The portfolio turnover rate does not include the assets acquired in the merger.

See accompanying notes which are an integral part of the financial statements.

Notes to Financial Statements

For the period ended August 31, 2020

1. Organization.

Fidelity High Income Central Fund (the Fund) is a fund of Fidelity Central Investment Portfolios LLC (the LLC) and is authorized to issue an unlimited number of shares. Shares of the Fund are only offered to other investment companies and accounts managed by Fidelity Management & Research Company LLC (FMR), or its affiliates (the Investing Funds). The LLC is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Delaware Limited Liability Company.

Effective January 1, 2020:

Investment advisers Fidelity Investments Money Management, Inc., FMR Co., Inc., and Fidelity SelectCo, LLC, merged with and into Fidelity Management & Research Company. In connection with the merger transactions, the resulting, merged investment adviser was then redomiciled from Massachusetts to Delaware, changed its corporate structure from a corporation to a limited liability company, and changed its name to "Fidelity Management & Research Company LLC".

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by the investment adviser. Annualized expenses of the Money Market Central Funds as of their most recent shareholder report date ranged from less than .005% to .01%.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC website or upon request.

3. Significant Accounting Policies.

The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services – Investment Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Directors (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

  Level 1 – quoted prices in active markets for identical investments
  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
  Level 3 – unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Corporate bonds, bank loan obligations and preferred securities are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances. The Fund invests a significant portion of its assets in below investment grade securities. The value of these securities can be more volatile due to changes in the credit quality of the issuer and is sensitive to changes in economic, market and regulatory conditions.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

The following provides information on Level 3 securities held by the Fund that were valued at period end based on unobservable inputs. These amounts exclude valuations provided by a broker.

Asset Type	Fair Value	Valuation Technique(s)	Unobservable Input	Amount or Range/Weighted Average	Impact to Valuation from an Increase in Input(a)
Equities	$14,704,982	Market comparable	Enterprise value/Sales multiple (EV/S)	7.0	Increase
			Discount rate	15.0%	Decrease
			Enterprise value/EBITDAX multiple (EV/EBITDAX)	2.3	Increase
			Discount for lack of marketability	10.0%	Decrease
		Recovery value	Recovery value	45,228.2%	Increase
		Market approach	Transaction price	$0.50 - $3.18 / $3.07	Increase
			Parity price	$351.56	Increase
		Discounted cash flow	Discount rate	9.1%	Decrease
Corporate Bonds	$1,932,068	Recovery value	Recovery value	0.0%	Increase
		Market approach	Par value	$100.00	Increase
			Last	$97.00	Increase
Bank Loan Obligations	$10,217,262	Market comparable	Enterprise value/EBITDA multiple (EV/EBITDA)	6.5	Increase
			Discount for lack of marketability	15.0%	Decrease
		Recovery value	Recovery value	0.0%	Increase
		Market approach	Par value	$100.00	Increase
			Bid price	$102.00	Increase
Other	$11,217	Recovery value	Recovery value	1.0%	Increase

 (a) Represents the directional change in the fair value of the Level 3 investments that could have resulted from an increase in the corresponding input as of period end. A decrease to the unobservable input would have had the opposite effect. Significant changes in these inputs may have resulted in a significantly higher or lower fair value measurement at period end.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of August 31, 2020 is included at the end of the Fund's Schedule of Investments.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and include proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Certain distributions received by the Fund represent a return of capital or capital gain. The Fund determines the components of these distributions subsequent to the ex-dividend date, based upon receipt of tax filings or other correspondence relating to the underlying investment. These distributions are recorded as a reduction of cost of investments and/or as a realized gain. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Paid in Kind (PIK) income is recorded at the fair market value of the securities received. Debt obligations may be placed on non-accrual status and related interest income may be reduced by ceasing current accruals and writing off interest receivables when the collection of all or a portion of interest has become doubtful based on consistently applied procedures. A debt obligation is removed from non-accrual status when the issuer resumes interest payments or when collectability of interest is reasonably assured.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. As of August 31, 2020, the Fund did not have any unrecognized tax benefits in the financial statements; nor is the Fund aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction.

Distributions are declared and recorded daily and paid monthly from net investment income. Distributions from realized gains, if any, are declared and recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to certain conversion ratio adjustments, prior period premium and discount on debt securities, capital loss carryforwards, partnerships, and losses deferred due to wash sales.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows:

Gross unrealized appreciation	$136,742,887
Gross unrealized depreciation	(166,941,069)
Net unrealized appreciation (depreciation)	$(30,198,182)
Tax Cost	$2,675,296,948

The tax-based components of distributable earnings as of period end were as follows:

Capital loss carryforward	$(42,961,893)
Net unrealized appreciation (depreciation) on securities and other investments	$(30,198,182)

Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited. The capital loss carryforward information presented below, including any applicable limitation, is estimated as of fiscal period end and is subject to adjustment.

No expiration
Short-term	$(17,543,491)
Long-term	(25,418,402)
Total capital loss carryforward	$(42,961,893)

The tax character of distributions paid was as follows:

	August 31, 2020	August 31, 2019
Ordinary Income	$157,025,200	$ 95,144,818
Long-term Capital Gains	–	4,398,328
Total	$157,025,200	$ 99,543,146

Delayed Delivery Transactions and When-Issued Securities. During the period, certain Funds transacted in securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. Securities purchased on a delayed delivery or when-issued basis are identified as such in the Schedule of Investments. Compensation for interest forgone in the purchase of a delayed delivery or when-issued debt security may be received. With respect to purchase commitments, each applicable Fund identifies securities as segregated in its records with a value at least equal to the amount of the commitment. Payables and receivables associated with the purchases and sales of delayed delivery securities having the same coupon, settlement date and broker are offset. Delayed delivery or when-issued securities that have been purchased from and sold to different brokers are reflected as both payables and receivables in the Statement of Assets and Liabilities under the caption "Delayed delivery", as applicable. Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract's terms, or if the issuer does not issue the securities due to political, economic, or other factors.

Restricted Securities (including Private Placements). The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

Loans and Other Direct Debt Instruments. Direct debt instruments are interests in amounts owed to lenders by corporate or other borrowers. These instruments may be in the form of loans, trade claims or other receivables and may include standby financing commitments such as revolving credit facilities that obligate a fund to supply additional cash to the borrower on demand. Loans may be acquired through assignment, participation, or may be made directly to a borrower. Such instruments are presented in the Bank Loan Obligations section in the Schedule of Investments. Certain funds may also invest in unfunded loan commitments, which are contractual obligations for future funding. Information regarding unfunded commitments is included at the end of the Schedule of Investments, if applicable.

4. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities and in-kind transactions, are noted in the table below.

	Purchases ($)	Sales ($)
Fidelity High Income Central Fund	1,563,366,559	1,400,363,409

5. Fees and Other Transactions with Affiliates.

Management Fee and Expense Contract. Fidelity Management & Research Company LLC (the investment adviser) provides the Fund with investment management services. The Fund does not pay any fees for these services. Pursuant to the Fund's management contract, the investment adviser receives a monthly management fee that represents a portion of the management fees it receives from the Investing Funds. In addition, under an expense contract, the investment adviser also pays all other expenses of the Fund, excluding custody fees, the compensation of the independent Directors, and certain miscellaneous expenses such as proxy and shareholder meeting expenses.

Brokerage Commissions. A portion of portfolio transactions were placed with brokerage firms which are affiliates of the investment adviser. Brokerage commissions are included in net realized gain (loss) and change in net unrealized appreciation (depreciation) in the Statement of Operations. The commissions paid to these affiliated firms were as follows:

Amount
Fidelity High Income Central Fund	$43

Interfund Trades. Funds may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note.

Affiliated Exchanges In-Kind. During the period, the Fund received investments valued at $2,794,550 in exchange for 25,160 shares of the Fund. The amount of in-kind exchanges is included in share transactions in the accompanying Statement of Changes in Net Assets.

Prior Fiscal Year Affiliated Exchanges In-Kind. During the prior period, the Fund received investments, including accrued interest, and cash valued at $1,384,937,686 in exchange for 12,414,285 shares of the Fund. The amount of in-kind exchanges is included in share transactions in the accompanying Statement of Changes in Net Assets.

6. Expense Reductions.

Through arrangements with the Fund's custodian, credits realized as a result of certain uninvested cash balances were used to reduce the Fund's expenses by $30,250.

7. Other.

The Fund's organizational documents provide former and current directors and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

At the end of the period, mutual funds managed by the investment adviser or its affiliates were the owners of record of all of the outstanding shares of the Fund.

8. Prior Fiscal Year Merger Information.

On May 17, 2019, the Fund acquired all of the assets and assumed all of the liabilities of Fidelity High Income Central Fund 1 ("Target Fund") pursuant to an Agreement and Plan of Reorganization approved by the Board of Directors ("The Board"). The acquisition was accomplished by an exchange of shares of the Fund for shares then outstanding of the Target Fund at its respective net asset value on the acquisition date. The reorganization provides shareholders of the Target Fund access to a larger portfolio with a similar investment objective. The reorganization qualified as a tax-free reorganization for federal income tax purposes with no gain or loss recognized to the funds or their shareholders. The Target Fund's net assets of $507,027,494, including securities of $501,946,164 and unrealized depreciation of $1,105,945, was combined with the Fund's net assets of $2,287,103,192 for total net assets after the acquisition of $2,794,130,686.

Pro forma results of operations of the combined entity for the entire period ended August 31, 2019, as though the acquisition had occurred as of the beginning of the year (rather than on the actual acquisition date), are as follows:

Net investment income (loss)	$118,454,465
Total net realized gain (loss)	(10,983,066)
Total change in net unrealized appreciation (depreciation)	4,346,858
Net increase (decrease) in net assets resulting from operations	$111,818,257

Because the combined investment portfolios have been managed as a single portfolio since the acquisition was completed, it is not practicable to separate the amounts of revenue and earnings of the acquired fund that has been included in the Fund's Statement of Operations since May 17, 2019.

9. Coronavirus (COVID-19) Pandemic.

An outbreak of COVID-19 first detected in China during December 2019 has since spread globally and was declared a pandemic by the World Health Organization during March 2020. Developments that disrupt global economies and financial markets, such as the COVID-19 pandemic, may magnify factors that affect the Fund's performance.

Report of Independent Registered Public Accounting Firm

To the Board of Trustees of Fidelity Central Investment Portfolios LLC and Shareholders of Fidelity High Income Central Fund :

Opinion on the Financial Statements and Financial Highlights

We have audited the accompanying statement of assets and liabilities of Fidelity High Income Central Fund (the "Fund"), a fund of Fidelity Central Investment Portfolios LLC, including the schedule of investments, as of August 31, 2020, the related statement of operations for the year then ended, the statement of changes in net assets for each of the two years in the period then ended, the financial highlights for each of the five years in the period then ended, and the related notes. In our opinion, the financial statements and financial highlights present fairly, in all material respects, the financial position of the Fund as of August 31, 2020, and the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended in conformity with accounting principles generally accepted in the United States of America.

Basis for Opinion

These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on the Fund's financial statements and financial highlights based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement, whether due to error or fraud. The Fund is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. As part of our audits we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Fund’s internal control over financial reporting. Accordingly, we express no such opinion.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements and financial highlights, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements and financial highlights. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements and financial highlights. Our procedures included confirmation of securities owned as of August 31, 2020, by correspondence with the custodian, brokers and agent banks; when replies were not received from brokers or agent banks, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

/s/ Deloitte & Touche LLP

Boston, Massachusetts

October 9, 2020

We have served as the auditor of one or more of the Fidelity investment companies since 1999.

Directors and Officers (Trustees and Officers)

The Trustees, Members of the Advisory Board (if any), and officers of the Fidelity Central Investment Portfolios LLC and fund, as applicable, are listed below. The Board of Trustees governs the fund and is responsible for protecting the interests of shareholders. The Trustees are experienced executives who meet periodically throughout the year to oversee the fund's activities, review contractual arrangements with companies that provide services to the fund, oversee management of the risks associated with such activities and contractual arrangements, and review the fund's performance.  Except for Bettina Doulton, each of the Trustees oversees 311 funds. Ms. Doulton oversees 210 funds.

The Trustees hold office without limit in time except that (a) any Trustee may resign; (b) any Trustee may be removed by written instrument, signed by at least two-thirds of the number of Trustees prior to such removal; (c) any Trustee who requests to be retired or who has become incapacitated by illness or injury may be retired by written instrument signed by a majority of the other Trustees; and (d) any Trustee may be removed at any special meeting of shareholders by a two-thirds vote of the outstanding voting securities of the trust.  Each Trustee who is not an interested person (as defined in the 1940 Act) of the trust and the fund is referred to herein as an Independent Trustee.  Each Independent Trustee shall retire not later than the last day of the calendar year in which his or her 75th birthday occurs.  The Independent Trustees may waive this mandatory retirement age policy with respect to individual Trustees.  Officers and Advisory Board Members hold office without limit in time, except that any officer or Advisory Board Member may resign or may be removed by a vote of a majority of the Trustees at any regular meeting or any special meeting of the Trustees. Except as indicated, each individual has held the office shown or other offices in the same company for the past five years.

The fund’s Statement of Additional Information (SAI) includes more information about the Trustees. To request a free copy, call Fidelity at 1-800-544-8544.

Experience, Skills, Attributes, and Qualifications of the Trustees. The Governance and Nominating Committee has adopted a statement of policy that describes the experience, qualifications, attributes, and skills that are necessary and desirable for potential Independent Trustee candidates (Statement of Policy). The Board believes that each Trustee satisfied at the time he or she was initially elected or appointed a Trustee, and continues to satisfy, the standards contemplated by the Statement of Policy. The Governance and Nominating Committee also engages professional search firms to help identify potential Independent Trustee candidates who have the experience, qualifications, attributes, and skills consistent with the Statement of Policy. From time to time, additional criteria based on the composition and skills of the current Independent Trustees, as well as experience or skills that may be appropriate in light of future changes to board composition, business conditions, and regulatory or other developments, have also been considered by the professional search firms and the Governance and Nominating Committee. In addition, the Board takes into account the Trustees' commitment and participation in Board and committee meetings, as well as their leadership of standing and ad hoc committees throughout their tenure.

In determining that a particular Trustee was and continues to be qualified to serve as a Trustee, the Board has considered a variety of criteria, none of which, in isolation, was controlling. The Board believes that, collectively, the Trustees have balanced and diverse experience, qualifications, attributes, and skills, which allow the Board to operate effectively in governing the fund and protecting the interests of shareholders. Information about the specific experience, skills, attributes, and qualifications of each Trustee, which in each case led to the Board's conclusion that the Trustee should serve (or continue to serve) as a trustee of the fund, is provided below.

Board Structure and Oversight Function. Robert A. Lawrence is an interested person and currently serves as Acting Chairman. The Trustees have determined that an interested Chairman is appropriate and benefits shareholders because an interested Chairman has a personal and professional stake in the quality and continuity of services provided to the fund. Independent Trustees exercise their informed business judgment to appoint an individual of their choosing to serve as Chairman, regardless of whether the Trustee happens to be independent or a member of management. The Independent Trustees have determined that they can act independently and effectively without having an Independent Trustee serve as Chairman and that a key structural component for assuring that they are in a position to do so is for the Independent Trustees to constitute a substantial majority for the Board. The Independent Trustees also regularly meet in executive session. Ned C. Lautenbach and David M. Thomas serve as Co-Lead Independent Trustees and as such each (i) acts as a liaison between the Independent Trustees and management with respect to matters important to the Independent Trustees and (ii) with management prepares agendas for Board meetings.

Fidelity® funds are overseen by different Boards of Trustees. The fund's Board oversees Fidelity's high income and certain equity funds, and other Boards oversee Fidelity's investment-grade bond, money market, asset allocation, and other equity funds. The asset allocation funds may invest in Fidelity® funds overseen by the fund's Board. The use of separate Boards, each with its own committee structure, allows the Trustees of each group of Fidelity® funds to focus on the unique issues of the funds they oversee, including common research, investment, and operational issues. On occasion, the separate Boards establish joint committees to address issues of overlapping consequences for the Fidelity® funds overseen by each Board.

The Trustees operate using a system of committees to facilitate the timely and efficient consideration of all matters of importance to the Trustees, the fund, and fund shareholders and to facilitate compliance with legal and regulatory requirements and oversight of the fund's activities and associated risks.  The Board, acting through its committees, has charged FMR and its affiliates with (i) identifying events or circumstances the occurrence of which could have demonstrably adverse effects on the fund's business and/or reputation; (ii) implementing processes and controls to lessen the possibility that such events or circumstances occur or to mitigate the effects of such events or circumstances if they do occur; and (iii) creating and maintaining a system designed to evaluate continuously business and market conditions in order to facilitate the identification and implementation processes described in (i) and (ii) above.  Because the day-to-day operations and activities of the fund are carried out by or through FMR, its affiliates, and other service providers, the fund's exposure to risks is mitigated but not eliminated by the processes overseen by the Trustees.  While each of the Board's committees has responsibility for overseeing different aspects of the fund's activities, oversight is exercised primarily through the Operations, Audit, and Compliance Committees.  Appropriate personnel, including but not limited to the fund's Chief Compliance Officer (CCO), FMR's internal auditor, the independent accountants, the fund's Treasurer and portfolio management personnel, make periodic reports to the Board's committees, as appropriate, including an annual review of Fidelity's risk management program for the Fidelity® funds.  The responsibilities of each standing committee, including their oversight responsibilities, are described further under "Standing Committees of the Trustees."

Interested Trustees*:

Correspondence intended for a Trustee who is an interested person may be sent to Fidelity Investments, 245 Summer Street, Boston, Massachusetts 02210.

Name, Year of Birth; Principal Occupations and Other Relevant Experience+

Bettina Doulton (1964)

Year of Election or Appointment: 2020

Trustee

Ms. Doulton also serves as Trustee of other Fidelity® funds. Prior to her retirement, Ms. Doulton served in a variety of positions at Fidelity Investments, including as a managing director of research (2006-2007), portfolio manager to certain Fidelity® funds (1993-2005), equity analyst and portfolio assistant (1990-1993), and research assistant (1987-1990). Ms. Doulton currently owns and operates Phi Builders + Architects and Cellardoor Winery. Previously, Ms. Doulton served as a member of the Board of Brown Capital Management, LLC (2013-2018).

Robert A. Lawrence (1952)

Year of Election or Appointment: 2020

Trustee

Acting Chairman of the Board of Trustees

Mr. Lawrence also serves as Trustee of other funds. Previously, Mr. Lawrence served as a Member of the Advisory Board of certain funds. Prior to his retirement in 2008, Mr. Lawrence served as Vice President of certain Fidelity® funds (2006-2008), Senior Vice President, Head of High Income Division of Fidelity Management & Research Company (investment adviser firm, 2006-2008), and President of Fidelity Strategic Investments (investment adviser firm, 2002-2005).

 * Determined to be an “Interested Trustee” by virtue of, among other things, his or her affiliation with the Fidelity Central Investment Portfolios LLC or various entities under common control with FMR.

 + The information includes the Trustee's principal occupation during the last five years and other information relating to the experience, attributes, and skills relevant to the Trustee's qualifications to serve as a Trustee, which led to the conclusion that the Trustee should serve as a Trustee for the fund.

Independent Trustees:

Correspondence intended for an Independent Trustee may be sent to Fidelity Investments, P.O. Box 55235, Boston, Massachusetts 02205-5235.

Name, Year of Birth; Principal Occupations and Other Relevant Experience+

Dennis J. Dirks (1948)

Year of Election or Appointment: 2005

Trustee

Mr. Dirks also serves as Trustee of other Fidelity® funds. Prior to his retirement in May 2003, Mr. Dirks served as Chief Operating Officer and as a member of the Board of The Depository Trust & Clearing Corporation (financial markets infrastructure), President, Chief Operating Officer and a member of the Board of The Depository Trust Company (DTC), President and a member of the Board of the National Securities Clearing Corporation (NSCC), Chief Executive Officer and a member of the Board of the Government Securities Clearing Corporation and Chief Executive Officer and a member of the Board of the Mortgage-Backed Securities Clearing Corporation. Mr. Dirks currently serves as a member of the Finance Committee (2016-present) and Board (2017-present) and is Treasurer (2018-present) of the Asolo Repertory Theatre.

Donald F. Donahue (1950)

Year of Election or Appointment: 2018

Trustee

Mr. Donahue also serves as Trustee of other Fidelity® funds. Mr. Donahue serves as President and Chief Executive Officer of Miranda Partners, LLC (risk consulting for the financial services industry, 2012-present). Previously, Mr. Donahue served as Chief Executive Officer (2006-2012), Chief Operating Officer (2003-2006) and Managing Director, Customer Marketing and Development (1999-2003) of The Depository Trust & Clearing Corporation (financial markets infrastructure). Mr. Donahue currently serves as a member (2007-present) and Co-Chairman (2016-present) of the Board of United Way of New York, a member of the Board of NYC Leadership Academy (2012-present) and a member of the Board of Advisors of Ripple Labs, Inc. (financial services, 2015-present). Mr. Donahue previously served as a member of the Advisory Board of certain Fidelity® funds (2015-2018).

Vicki L. Fuller (1957)

Year of Election or Appointment: 2020

Trustee

Ms. Fuller also serves as Trustee of other Fidelity® funds. Previously, Ms. Fuller served as a member of the Advisory Board of certain Fidelity® funds (2018-2020), Chief Investment Officer of the New York State Common Retirement Fund (2012-2018) and held a variety of positions at AllianceBernstein L.P. (global asset management, 1985-2012), including Managing Director (2006-2012) and Senior Vice President and Senior Portfolio Manager (2001-2006). Ms. Fuller currently serves as a member of the Board, Audit Committee and Nominating and Governance Committee of The Williams Companies, Inc. (natural gas infrastructure, 2018-present), as a member of the Board, Audit Committee and Nominating and Governance Committee of two Blackstone business development companies (2020-present) and as a member of the Board of Treliant, LLC (consulting, 2019-present).

Patricia L. Kampling (1959)

Year of Election or Appointment: 2020

Trustee

Ms. Kampling also serves as Trustee of other Fidelity® funds. Prior to her retirement, Ms. Kampling served as Chairman of the Board and Chief Executive Officer (2012-2019), President and Chief Operating Officer (2011-2012) and Executive Vice President and Chief Financial Officer (2010-2011) of Alliant Energy Corporation. Ms. Kampling currently serves as a member of the Board, Compensation Committee and Executive Committee and as Chair of the Audit Committee of Briggs & Stratton Corporation (manufacturing, 2011-present) and as a member of the Board, Audit, Finance and Risk Committee and Safety, Environmental, Technology and Operations Committee of American Water Works Company, Inc. (utilities company, 2019-present). In addition, Ms. Kampling currently serves as a member of the Board of the Nature Conservancy, Wisconsin Chapter (2019-present). Previously, Ms. Kampling served as a Member of the Advisory Board of certain Fidelity® funds (2020), a member of the Board of Interstate Power and Light Company (2012-2019) and Wisconsin Power and Light Company (2012-2019) (each a subsidiary of Alliant Energy Corporation) and as a member of the Board and Workforce Development Committee of the Business Roundtable (2018-2019).

Alan J. Lacy (1953)

Year of Election or Appointment: 2008

Trustee

Mr. Lacy also serves as Trustee of other Fidelity® funds. Previously, Mr. Lacy served as Senior Adviser (2007-2014) of Oak Hill Capital Partners, L.P. (private equity), Chief Executive Officer (2005) and Vice Chairman (2005-2006) of Sears Holdings Corporation (retail), Chief Executive Officer and Chairman of the Board of Sears, Roebuck and Co. (retail, 2000-2005), Chairman (2014-2017) and a member of the Board (2010-2017) of Dave & Buster’s Entertainment, Inc. (restaurant and entertainment complexes) and a member of the Board of Bristol-Myers Squibb Company (global pharmaceuticals, 2008-2020). Mr. Lacy currently serves as a Trustee of the California Chapter of The Nature Conservancy (2015-present) and a member of the Board of the Center for Advanced Study in the Behavioral Sciences at Stanford University (2015-present).

Ned C. Lautenbach (1944)

Year of Election or Appointment: 2004

Trustee

Co-Lead Independent Trustee

Mr. Lautenbach also serves as Trustee of other Fidelity® funds. Mr. Lautenbach currently serves as Chair of the Board of Governors, State University System of Florida (2013-present) and is a member of the Council on Foreign Relations (1994-present). He is also a member and has in the past served as Chairman of the Board of Directors of Artis-Naples (2012-present). Previously, Mr. Lautenbach served as a member and then Lead Director of the Board of Directors of Eaton Corporation (diversified industrial, 1997-2016). He was also a Partner at Clayton, Dubilier & Rice, LLC (private equity investment, 1998-2010); as well as Director of Sony Corporation (2006-2007). In addition, Mr. Lautenbach had a 30-year career with IBM (technology company), during which time he served as Senior Vice President and as a member of the Corporate Executive Committee (1968-1998).

Joseph Mauriello (1944)

Year of Election or Appointment: 2008

Trustee

Mr. Mauriello also serves as Trustee of other Fidelity® funds. Prior to his retirement in January 2006, Mr. Mauriello served in numerous senior management positions including Deputy Chairman and Chief Operating Officer (2004-2005), and Vice Chairman of Financial Services (2002-2004) of KPMG LLP US (professional services, 1965-2005). Mr. Mauriello currently serves as a member of the Independent Directors Council Governing Council (2015-present). Previously, Mr. Mauriello served as a member of the Board of XL Group plc. (global insurance and re-insurance, 2006-2018).

Cornelia M. Small (1944)

Year of Election or Appointment: 2005

Trustee

Ms. Small also serves as Trustee of other Fidelity® funds. Previously, Ms. Small served as Chief Investment Officer, Director of Global Equity Investments and a member of Scudder, Stevens & Clark and Scudder Kemper Investments. Ms. Small previously served as a member of the Board (2009-2019) and Chair of the Investment Committee (2010-2019) of the Teagle Foundation and a member of the Investment Committee of the Berkshire Taconic Community Foundation (2008-2019).

Garnett A. Smith (1947)

Year of Election or Appointment: 2018

Trustee

Mr. Smith also serves as Trustee of other Fidelity® funds. Prior to his retirement, Mr. Smith served as Chairman and Chief Executive Officer (1990-1997) and President (1986-1990) of Inbrand Corp. (manufacturer of personal absorbent products). Prior to his employment with Inbrand Corp., he was employed by a retail fabric chain and North Carolina National Bank (now Bank of America). Mr. Smith previously served as a member of the Advisory Board of certain Fidelity® funds (2012-2013).

David M. Thomas (1949)

Year of Election or Appointment: 2008

Trustee

Co-Lead Independent Trustee

Mr. Thomas also serves as Trustee of other Fidelity® funds. Previously, Mr. Thomas served as Executive Chairman (2005-2006) and Chairman and Chief Executive Officer (2000-2005) of IMS Health, Inc. (pharmaceutical and healthcare information solutions). Mr. Thomas currently serves as Non-Executive Chairman of the Board of Fortune Brands Home and Security (home and security products, 2011-present), and a member of the Board (2004-present) and Presiding Director (2013-present) of Interpublic Group of Companies, Inc. (marketing communication).

Susan Tomasky (1953)

Year of Election or Appointment: 2020

Trustee

Ms. Tomasky also serves as Trustee of other Fidelity® funds. Prior to her retirement, Ms. Tomasky served in various executive officer positions at American Electric Power Company, Inc. (1998-2011), including most recently as President of AEP Transmission (2007-2011). Ms. Tomasky currently serves as a member of the Board and Sustainability Committee and as Chair of the Audit Committee of Marathon Petroleum Corporation (2018-present) and as a member of the Board, Corporate Governance Committee and Organization and Compensation Committee and as Chair of the Audit Committee of Public Service Enterprise Group, Inc. (utilities company, 2012-present). In addition, Ms. Tomasky currently serves as a member of the Board of the Columbus Regional Airport Authority (2007-present), as a member of the Board of the Royal Shakespeare Company – America (2009-present), as a member of the Board of the Columbus Association for the Performing Arts (2011-present) and as a member of the Board of Kenyon College (2016-present). Previously, Ms. Tomasky served as a Member of the Advisory Board of certain Fidelity® funds (2020), a member of the Board (2011-2019) and as Lead Independent Director (2015-2018) of Andeavor Corporation (previously Tesoro Corporation) (independent oil refiner and marketer) and as a member of the Board of Summit Midstream Partners LP (energy, 2012-2018).

Michael E. Wiley (1950)

Year of Election or Appointment: 2018

Trustee

Mr. Wiley also serves as Trustee of other Fidelity® funds. Previously, Mr. Wiley served as a member of the Advisory Board of certain Fidelity® funds (2018-2020), Chairman, President and CEO of Baker Hughes, Inc. (oilfield services, 2000-2004). Mr. Wiley also previously served as a member of the Board of Andeavor Corporation (independent oil refiner and marketer, 2005-2018), a member of the Board of Andeavor Logistics LP (natural resources logistics, 2015-2018) and a member of the Board of High Point Resources (exploration and production, 2005-2020).

 + The information includes the Trustee's principal occupation during the last five years and other information relating to the experience, attributes, and skills relevant to the Trustee's qualifications to serve as a Trustee, which led to the conclusion that the Trustee should serve as a Trustee for the fund.

Advisory Board Members and Officers:

Correspondence intended for a Member of the Advisory Board (if any) may be sent to Fidelity Investments, P.O. Box 55235, Boston, Massachusetts 02205-5235.  Correspondence intended for an officer or Peter S. Lynch may be sent to Fidelity Investments, 245 Summer Street, Boston, Massachusetts 02210.  Officers appear below in alphabetical order.

Name, Year of Birth; Principal Occupation

Peter S. Lynch (1944)

Year of Election or Appointment: 2004

Member of the Advisory Board

Mr. Lynch also serves as a Member of the Advisory Board of other Fidelity® funds. Mr. Lynch is Vice Chairman and a Director of Fidelity Management & Research Company LLC (investment adviser firm). In addition, Mr. Lynch serves as a Trustee of Boston College and as the Chairman of the Inner-City Scholarship Fund. Previously, Mr. Lynch served as Vice Chairman and a Director of FMR Co., Inc. (investment adviser firm) and on the Special Olympics International Board of Directors (1997-2006).

Elizabeth Paige Baumann (1968)

Year of Election or Appointment: 2017

Anti-Money Laundering (AML) Officer

Ms. Baumann also serves as AML Officer of other funds. She is Chief AML Officer (2012-present) and Senior Vice President (2014-present) of FMR LLC (diversified financial services company) and is an employee of Fidelity Investments. Previously, Ms. Baumann served as AML Officer of certain funds (2017-2019), as AML Officer of the funds (2012-2016), and Vice President (2007-2014) and Deputy Anti-Money Laundering Officer (2007-2012) of FMR LLC.

Craig S. Brown (1977)

Year of Election or Appointment: 2019

Assistant Treasurer

Mr. Brown also serves as Assistant Treasurer of other funds. Mr. Brown is an employee of Fidelity Investments (2013-present).

John J. Burke III (1964)

Year of Election or Appointment: 2018

Chief Financial Officer

Mr. Burke also serves as Chief Financial Officer of other funds. Mr. Burke serves as Head of Investment Operations for Fidelity Fund and Investment Operations (2018-present) and is an employee of Fidelity Investments (1998-present). Previously Mr. Burke served as head of Asset Management Investment Operations (2012-2018).

William C. Coffey (1969)

Year of Election or Appointment: 2019

Assistant Secretary

Mr. Coffey also serves as Assistant Secretary of other funds. He is Senior Vice President and Deputy General Counsel of FMR LLC (diversified financial services company, 2010-present), and is an employee of Fidelity Investments. Previously, Mr. Coffey served as Secretary and CLO of certain funds (2018-2019); CLO, Secretary, and Senior Vice President of Fidelity Management & Research Company and FMR Co., Inc. (investment adviser firms, 2018-2019); Secretary of Fidelity SelectCo, LLC and Fidelity Investments Money Management, Inc. (investment adviser firms, 2018-2019); CLO of Fidelity Management & Research (Hong Kong) Limited, FMR Investment Management (UK) Limited, and Fidelity Management & Research (Japan) Limited (investment adviser firms, 2018-2019); and Assistant Secretary of certain funds (2009-2018).

Timothy M. Cohen (1969)

Year of Election or Appointment: 2018

Vice President

Mr. Cohen also serves as Vice President of other funds. Mr. Cohen serves as Co-Head of Equity (2018-present), a Director of Fidelity Management & Research (Japan) Limited (investment adviser firm, 2016-present), and is an employee of Fidelity Investments. Previously, Mr. Cohen served as Executive Vice President of Fidelity SelectCo, LLC (2019), Head of Global Equity Research (2016-2018), Chief Investment Officer - Equity and a Director of Fidelity Management & Research (U.K.) Inc. (investment adviser firm, 2013-2015) and as a Director of Fidelity Management & Research (Hong Kong) Limited (investment adviser firm, 2017).

Jonathan Davis (1968)

Year of Election or Appointment: 2010

Assistant Treasurer

Mr. Davis also serves as Assistant Treasurer of other funds. Mr. Davis serves as Assistant Treasurer of FMR Capital, Inc. (2017-present) and is an employee of Fidelity Investments. Previously, Mr. Davis served as Vice President and Associate General Counsel of FMR LLC (diversified financial services company, 2003-2010).

Laura M. Del Prato (1964)

Year of Election or Appointment: 2018

Assistant Treasurer

Ms. Del Prato also serves as an officer of other funds. Ms. Del Prato is an employee of Fidelity Investments (2017-present). Previously, Ms. Del Prato served as President and Treasurer of The North Carolina Capital Management Trust: Cash Portfolio and Term Portfolio (2018-2020). Prior to joining Fidelity Investments, Ms. Del Prato served as a Managing Director and Treasurer of the JPMorgan Mutual Funds (2014-2017). Prior to JPMorgan, Ms. Del Prato served as a partner at Cohen Fund Audit Services (accounting firm, 2012-2013) and KPMG LLP (accounting firm, 2004-2012).

Colm A. Hogan (1973)

Year of Election or Appointment: 2020

Assistant Treasurer

Mr. Hogan also serves as an officer of other funds. Mr. Hogan serves as Assistant Treasurer of FMR Capital, Inc. (2017-present) and is an employee of Fidelity Investments (2005-present). Previously, Mr. Hogan served as Deputy Treasurer of certain Fidelity® funds (2016-2020) and Assistant Treasurer of certain Fidelity® funds (2016-2018).

Pamela R. Holding (1964)

Year of Election or Appointment: 2018

Vice President

Ms. Holding also serves as Vice President of other funds. Ms. Holding serves as Co-Head of Equity (2018-present) and is an employee of Fidelity Investments (2013-present). Previously, Ms. Holding served as Executive Vice President of Fidelity SelectCo, LLC (2019) and as Chief Investment Officer of Fidelity Institutional Asset Management (2013-2018).

Cynthia Lo Bessette (1969)

Year of Election or Appointment: 2019

Secretary and Chief Legal Officer (CLO)

Ms. Lo Bessette also serves as an officer of other funds. Ms. Lo Bessette serves as CLO, Secretary, and Senior Vice President of Fidelity Management & Research Company LLC (investment adviser firm, 2019-present); and CLO of Fidelity Management & Research (Hong Kong) Limited, FMR Investment Management (UK) Limited, and Fidelity Management & Research (Japan) Limited (investment adviser firms, 2019-present). She is a Senior Vice President and Deputy General Counsel of FMR LLC (diversified financial services company, 2019-present), and is an employee of Fidelity Investments. Previously, Ms. Lo Bessette served as CLO, Secretary, and Senior Vice President of FMR Co., Inc. (investment adviser firm, 2019); Secretary of Fidelity SelectCo, LLC and Fidelity Investments Money Management, Inc. (investment adviser firms, 2019). Prior to joining Fidelity Investments, Ms. Lo Bessette was Executive Vice President, General Counsel (2016-2019) and Senior Vice President, Deputy General Counsel (2015-2016) of OppenheimerFunds (investment management company) and Deputy Chief Legal Officer (2013-2015) of Jennison Associates LLC (investment adviser firm).

Chris Maher (1972)

Year of Election or Appointment: 2020

Deputy Treasurer

Mr. Maher also serves as an officer of other funds. Mr. Maher serves as Assistant Treasurer of FMR Capital, Inc. (2017-present), and is an employee of Fidelity Investments (2008-present). Previously, Mr. Maher served as Assistant Treasurer of certain funds (2013-2020); Vice President of Asset Management Compliance (2013), Vice President of the Program Management Group of FMR (investment adviser firm, 2010-2013), and Vice President of Valuation Oversight (2008-2010).

Jason P. Pogorelec (1975)

Year of Election or Appointment: 2020

Chief Compliance Officer

Mr. Pogorelec also serves as Chief Compliance Officer of other funds. Mr. Pogorelec is a senior Vice President of Asset Management Compliance for Fidelity Investments and is an employee of Fidelity Investments (2006-present). Previously, Mr. Pogorelec served as Vice President, Associate General Counsel for Fidelity Investments (2010-2020) and Assistant Secretary of certain Fidelity funds (2015-2020).

Stacie M. Smith (1974)

Year of Election or Appointment: 2016

President and Treasurer

Ms. Smith also serves as an officer of other funds. Ms. Smith serves as Assistant Treasurer of FMR Capital, Inc. (2017-present), is an employee of Fidelity Investments (2009-present), and has served in other fund officer roles. Prior to joining Fidelity Investments, Ms. Smith served as Senior Audit Manager of Ernst & Young LLP (accounting firm, 1996-2009). Previously, Ms. Smith served as Assistant Treasurer (2013-2019) and Deputy Treasurer (2013-2016) of certain Fidelity® funds.

Marc L. Spector (1972)

Year of Election or Appointment: 2016

Assistant Treasurer

Mr. Spector also serves as an officer of other funds. Mr. Spector serves as Assistant Treasurer of FMR Capital, Inc. (2017-present) and is an employee of Fidelity Investments (2016-present). Prior to joining Fidelity Investments, Mr. Spector served as Director at the Siegfried Group (accounting firm, 2013-2016), and prior to Siegfried Group as audit senior manager at Deloitte & Touche LLP (accounting firm, 2005-2013).

Jim Wegmann (1979)

Year of Election or Appointment: 2019

Assistant Treasurer

Mr. Wegmann also serves as Assistant Treasurer of other funds. Mr. Wegmann is an employee of Fidelity Investments (2011-present).

Shareholder Expense Example

As a shareholder, you incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments or redemption proceeds, as applicable and (2) ongoing costs, which generally include management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in a fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (March 1, 2020 to August 31, 2020).

Actual Expenses

The first line of the accompanying table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class/Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. If any fund is a shareholder of any underlying mutual funds or exchange-traded funds (ETFs) (the Underlying Funds), such fund indirectly bears its proportional share of the expenses of the Underlying Funds in addition to the direct expenses incurred presented in the table. These fees and expenses are not included in the annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. If any fund is a shareholder of any Underlying Funds, such fund indirectly bears its proportional share of the expenses of the Underlying Funds in addition to the direct expenses as presented in the table. These fees and expenses are not included in the annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Annualized Expense Ratio-A	Beginning Account Value March 1, 2020	Ending Account Value August 31, 2020	Expenses Paid During Period-B March 1, 2020 to August 31, 2020
Fidelity High Income Central Fund	.0019%
Actual		$1,000.00	$1,005.30	$.01
Hypothetical-C		$1,000.00	$1,025.13	$.01

 A Annualized expense ratio reflects expenses net of applicable fee waivers.

 B Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/ 366 (to reflect the one-half year period). The fees and expenses of any Underlying Funds are not included in each annualized expense ratio.

 C 5% return per year before expenses

Distributions (Unaudited)

Fidelity High Income Central Fund designates a total of 0.20% of the dividends distributed during the fiscal year as derived from interest on U.S. Government securities which is generally exempt from state income tax.

Fidelity High Income Central Fund designates $73,869,677 of distributions paid during the period January 1, 2020 to August 31, 2020 as qualifying to be taxed as interest-related dividends for nonresident alien shareholders.

The fund will notify shareholders in January 2021 of amounts for use in preparing 2020 income tax returns.

HICII-ANN-1020
1.861961.112

Fidelity® Specialized High Income Central Fund

Annual Report

August 31, 2020

See the inside front cover for important information about access to your fund’s shareholder reports.

Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of a fund’s shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the reports from the fund or from your financial intermediary, such as a financial advisor, broker-dealer or bank. Instead, the reports will be made available on a website, and you will be notified by mail each time a report is posted and provided with a website link to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from a fund electronically, by contacting your financial intermediary. For Fidelity customers, visit Fidelity's web site or call Fidelity using the contact information listed below.

You may elect to receive all future reports in paper free of charge. If you wish to continue receiving paper copies of your shareholder reports, you may contact your financial intermediary or, if you are a Fidelity customer, visit Fidelity’s website, or call Fidelity at the applicable toll-free number listed below. Your election to receive reports in paper will apply to all funds held with the fund complex/your financial intermediary.

Account Type	Website	Phone Number
Brokerage, Mutual Fund, or Annuity Contracts:	fidelity.com/mailpreferences	1-800-343-3548
Employer Provided Retirement Accounts:	netbenefits.fidelity.com/preferences (choose 'no' under Required Disclosures to continue to print)	1-800-343-0860
Advisor Sold Accounts Serviced Through Your Financial Intermediary:	Contact Your Financial Intermediary	Your Financial Intermediary's phone number
Advisor Sold Accounts Serviced by Fidelity:	institutional.fidelity.com	1-877-208-0098

Contents

Note to Shareholders
Performance
Management's Discussion of Fund Performance
Investment Summary
Schedule of Investments
Financial Statements
Notes to Financial Statements
Report of Independent Registered Public Accounting Firm
Directors and Officers (Trustees and Officers)
Shareholder Expense Example
Distributions

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.

You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2020 FMR LLC. All rights reserved.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Forms N-PORT are available on the SEC’s web site at http://www.sec.gov. A fund's Forms N-PORT may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.

Note to Shareholders:

Early in 2020, the outbreak and spread of a new coronavirus emerged as a public health emergency that had a major influence on financial markets, primarily based on its impact on the global economy and the outlook for corporate earnings. The virus causes a respiratory disease known as COVID-19. On March 11, the World Health Organization declared the COVID-19 outbreak a pandemic, citing sustained risk of further global spread.

In the weeks following, as the crisis worsened, we witnessed an escalating human tragedy with wide-scale social and economic consequences from coronavirus-containment measures. The outbreak of COVID-19 prompted a number of measures to limit the spread, including travel and border restrictions, quarantines, and restrictions on large gatherings. In turn, these resulted in lower consumer activity, diminished demand for a wide range of products and services, disruption in manufacturing and supply chains, and – given the wide variability in outcomes regarding the outbreak – significant market uncertainty and volatility. Amid the turmoil, the U.S. government took unprecedented action – in concert with the U.S. Federal Reserve and central banks around the world – to help support consumers, businesses, and the broader economy, and to limit disruption to the financial system.

The situation continues to unfold, and the extent and duration of its impact on financial markets and the economy remain highly uncertain. Extreme events such as the coronavirus crisis are “exogenous shocks” that can have significant adverse effects on mutual funds and their investments. Although multiple asset classes may be affected by market disruption, the duration and impact may not be the same for all types of assets.

Fidelity is committed to helping you stay informed amid news about COVID-19 and during increased market volatility, and we’re taking extra steps to be responsive to customer needs. We encourage you to visit our websites, where we offer ongoing updates, commentary, and analysis on the markets and our funds.

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of distributions from dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year. The hypothetical investment and the average annual total returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund’s total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average Annual Total Returns

For the periods ended August 31, 2020	Past 1 year	Past 5 years	Past 10 years
Fidelity® Specialized High Income Central Fund	4.25%	6.01%	6.38%

$10,000 Over 10 Years

Let's say hypothetically that $10,000 was invested in Fidelity® Specialized High Income Central Fund on August 31, 2010.

The chart shows how the value of your investment would have changed, and also shows how the ICE® BofA® BB US High Yield Constrained Index performed over the same period.

Period Ending Values
$18,568	Fidelity® Specialized High Income Central Fund
$19,602	ICE® BofA® BB US High Yield Constrained Index

Management's Discussion of Fund Performance

Market Recap:  The ICE BofA® US High Yield Constrained Index gained 3.62% for the 12 months ending August 31, 2020, in what was a bumpy ride for high-yield bonds, marked by a steep but brief decline due to the early-2020 outbreak and spread of the coronavirus, followed by a historic rebound. Declared a pandemic on March 11, the COVID-19 crisis and containment efforts caused broad contraction in economic activity, along with extreme uncertainty, volatility and dislocation in financial markets. High yield slid in late February, after a surge in COVID-19 cases outside China. The sudden downtrend continued in March (-12%), capping the worst quarterly result for high yield since 2008. A historically rapid and expansive U.S. monetary/fiscal-policy response provided a partial offset to the economic disruption and fueled a sharp uptrend. Aggressive support for financial markets by the U.S. Federal Reserve, plans for reopening the economy and improving infection data boosted high yield in April (+4%) and May (+5%). In the final three months of the period, the index gained about 7% amid progress on potential treatments and signs of an early recovery in economic activity. For the full 12 months, higher-rated bonds (+7%) fared best. The B credit tier rose 2%, while bonds rated CCC-C returned about -4%. By industry, food & drug retail (+15%) and automotive & auto parts (+11%) led. In contrast, energy (-12%) fell along with the price of crude oil. Energy represented 12% of the index. The air transportation (-28%) and aerospace (-3%) industries were held back by travel restrictions.

Comments from Co-Portfolio Managers Michael Weaver and Alexandre Karam:  For the fiscal year, the fund gained 4.25%, lagging the 6.35% advance of the benchmark, the ICE BofA® BB US High Yield Constrained Index. The past 12 months, we continued to take a consistent, conservative approach to investing in high-yield bonds, focusing on higher-quality businesses that we believe offer the best balance of risk and reward over time. The fund’s core investment in high-yield bonds trailed the benchmark and therefore detracted from our relative result. The fund's stake in cash also hurt relative performance. By industry, an overweighting in the weak energy category hurt most, followed by security selection in diversified financial services, telecommunications and banks & thrifts. Conversely, our picks in broadcasting and chemicals contributed to our relative result. Our top individual relative contributor was underexposure to energy company QEP Resources (-56%), which was not held at period end. We also added value by avoiding several underperforming benchmark components: Diamond (-21%), Global Pik (-35%) and EnLink Midstream (-9%). Turning to notable detractors versus the benchmark, exposure to airline leasing company AerCap (-25%) hurt most. We sold AerCap by period end. Additionally, several lagging energy names were significant detractors, including EQT (-23%), and non-benchmark positions in Summit Midstream (-25%) and Crestwood Midstream (+2%). Summit Midstream was not held on August 31.

The views expressed above reflect those of the portfolio manager(s) only through the end of the period as stated on the cover of this report and do not necessarily represent the views of Fidelity or any other person in the Fidelity organization. Any such views are subject to change at any time based upon market or other conditions and Fidelity disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Fidelity fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Fidelity fund.

Investment Summary (Unaudited)

Top Five Holdings as of August 31, 2020

(by issuer, excluding cash equivalents)	% of fund's net assets
Centene Corp.	3.3
CCO Holdings LLC/CCO Holdings Capital Corp.	2.8
T-Mobile U.S.A., Inc.	2.6
Sirius XM Radio, Inc.	2.6
Vistra Operations Co. LLC	2.3
13.6

Top Five Market Sectors as of August 31, 2020

% of fund's net assets
Energy	12.8
Telecommunications	10.0
Healthcare	8.9
Utilities	8.9
Cable/Satellite TV	6.3

Quality Diversification (% of fund's net assets)

As of August 31, 2020
BBB	3.2%
BB	67.4%
B	21.0%
CCC,CC,C	0.6%
Not Rated	0.2%
Short-Term Investments and Net Other Assets	7.6%

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes.

Asset Allocation (% of fund's net assets)

As of August 31, 2020*
Nonconvertible Bonds	92.4%
Short-Term Investments and Net Other Assets (Liabilities)	7.6%

 * Foreign investments - 16.7%

Schedule of Investments August 31, 2020

Showing Percentage of Net Assets

Nonconvertible Bonds - 92.4%
	Principal Amount	Value
Aerospace - 3.9%
BBA U.S. Holdings, Inc. 5.375% 5/1/26 (a)	$4,029,000	$4,149,870
Bombardier, Inc. 6.125% 1/15/23 (a)	500,000	405,000
BWX Technologies, Inc.:
4.125% 6/30/28 (a)	995,000	1,037,288
5.375% 7/15/26 (a)	4,647,000	4,867,733
Moog, Inc. 4.25% 12/15/27 (a)	2,045,000	2,111,463
TransDigm, Inc.:
6.25% 3/15/26 (a)	5,853,000	6,176,144
8% 12/15/25 (a)	1,985,000	2,158,688

TOTAL AEROSPACE		20,906,186

Automotive & Auto Parts - 0.8%
Ford Motor Credit Co. LLC:
3.087% 1/9/23	640,000	636,096
3.219% 1/9/22	595,000	591,960
3.339% 3/28/22	450,000	450,473
4.687% 6/9/25	890,000	914,377
5.113% 5/3/29	1,055,000	1,114,344
5.125% 6/16/25	660,000	693,482

TOTAL AUTOMOTIVE & AUTO PARTS		4,400,732

Banks & Thrifts - 1.3%
Ally Financial, Inc. 5.75% 11/20/25	6,334,000	7,110,105
Broadcasting - 4.5%
Netflix, Inc.:
3.625% 6/15/25 (a)	1,050,000	1,107,750
4.375% 11/15/26	710,000	790,024
4.875% 4/15/28	5,140,000	5,949,550
4.875% 6/15/30 (a)	315,000	365,006
5.375% 11/15/29 (a)	515,000	619,288
5.875% 11/15/28	805,000	986,125
6.375% 5/15/29	250,000	315,625
Sirius XM Radio, Inc.:
4.125% 7/1/30 (a)	320,000	336,800
4.625% 7/15/24 (a)	1,873,000	1,947,920
5% 8/1/27 (a)	4,160,000	4,412,429
5.375% 7/15/26 (a)	525,000	549,281
5.5% 7/1/29 (a)	5,845,000	6,419,447

TOTAL BROADCASTING		23,799,245

Building Materials - 0.4%
Advanced Drain Systems, Inc. 5% 9/30/27 (a)	1,980,000	2,064,902
Cable/Satellite TV - 6.3%
CCO Holdings LLC/CCO Holdings Capital Corp.:
4.5% 8/15/30 (a)	780,000	824,850
5% 2/1/28 (a)	4,214,000	4,456,305
5.125% 5/1/27 (a)	3,506,000	3,733,960
5.5% 5/1/26 (a)	2,557,000	2,672,065
5.75% 2/15/26 (a)	1,565,000	1,640,214
5.875% 5/1/27 (a)	1,803,000	1,895,404
CSC Holdings LLC:
4.125% 12/1/30 (a)	1,065,000	1,105,470
5.375% 2/1/28 (a)	3,500,000	3,732,663
5.5% 5/15/26 (a)	802,000	841,266
5.5% 4/15/27 (a)	1,961,000	2,091,328
Telenet Finance Luxembourg Notes SARL 5.5% 3/1/28 (a)	5,400,000	5,740,200
Virgin Media Secured Finance PLC 5.5% 8/15/26 (a)	1,836,000	1,934,685
Ziggo BV 5.5% 1/15/27 (a)	2,777,000	2,918,655

TOTAL CABLE/SATELLITE TV		33,587,065

Chemicals - 4.1%
Axalta Coating Systems/Dutch Holding BV 4.75% 6/15/27 (a)	1,200,000	1,257,000
CF Industries Holdings, Inc.:
5.15% 3/15/34	2,243,000	2,657,955
5.375% 3/15/44	30,000	37,275
Consolidated Energy Finance SA:
3 month U.S. LIBOR + 3.750% 4.0634% 6/15/22 (a)(b)(c)	689,000	648,082
6.5% 5/15/26 (a)	1,310,000	1,156,075
Olin Corp.:
5% 2/1/30	2,379,000	2,295,735
5.125% 9/15/27	2,525,000	2,487,125
The Chemours Co. LLC:
5.375% 5/15/27	2,885,000	2,899,425
7% 5/15/25	2,121,000	2,168,723
Valvoline, Inc.:
4.25% 2/15/30 (a)	1,410,000	1,496,363
4.375% 8/15/25	2,532,000	2,627,456
W. R. Grace & Co.-Conn.:
4.875% 6/15/27 (a)	630,000	659,925
5.625% 10/1/24 (a)	1,246,000	1,339,450

TOTAL CHEMICALS		21,730,589

Containers - 1.2%
Ardagh Packaging Finance PLC/Ardagh MP Holdings U.S.A., Inc. 6% 2/15/25 (a)	240,000	250,320
Berry Global, Inc. 4.875% 7/15/26 (a)	1,266,000	1,345,125
Crown Americas LLC/Crown Americas Capital Corp. IV 4.75% 2/1/26	612,000	637,979
OI European Group BV 4% 3/15/23 (a)	2,784,000	2,812,425
Owens-Brockway Glass Container, Inc. 5.375% 1/15/25 (a)	649,000	684,695
Silgan Holdings, Inc. 4.75% 3/15/25	765,000	780,300

TOTAL CONTAINERS		6,510,844

Diversified Financial Services - 4.2%
FLY Leasing Ltd. 5.25% 10/15/24	950,000	752,875
Icahn Enterprises LP/Icahn Enterprises Finance Corp.:
4.75% 9/15/24	515,000	531,738
5.25% 5/15/27	6,585,000	6,996,563
6.25% 5/15/26	2,549,000	2,721,058
6.375% 12/15/25	1,003,000	1,040,613
MSCI, Inc. 5.375% 5/15/27 (a)	1,713,000	1,849,552
Navient Corp.:
5.5% 1/25/23	822,000	845,682
7.25% 1/25/22	974,000	1,022,700
7.25% 9/25/23	1,724,000	1,823,130
Quicken Loans, Inc. 5.25% 1/15/28 (a)	1,183,000	1,261,380
Springleaf Finance Corp.:
6.875% 3/15/25	2,420,000	2,729,288
7.125% 3/15/26	624,000	716,037

TOTAL DIVERSIFIED FINANCIAL SERVICES		22,290,616

Diversified Media - 0.9%
Nielsen Co. SARL (Luxembourg) 5% 2/1/25 (a)	3,150,000	3,213,000
Nielsen Finance LLC/Nielsen Finance Co. 5% 4/15/22 (a)	1,435,000	1,436,363

TOTAL DIVERSIFIED MEDIA		4,649,363

Energy - 12.8%
Cheniere Energy Partners LP:
5.25% 10/1/25	6,770,000	6,927,335
5.625% 10/1/26	3,050,000	3,196,980
Crestwood Midstream Partners LP/Crestwood Midstream Finance Corp.:
5.625% 5/1/27 (a)	335,000	307,363
5.75% 4/1/25	4,324,000	4,136,663
6.25% 4/1/23	1,940,000	1,910,493
CVR Energy, Inc.:
5.25% 2/15/25 (a)	1,580,000	1,494,443
5.75% 2/15/28 (a)	175,000	158,813
DCP Midstream Operating LP 5.375% 7/15/25	4,155,000	4,463,717
Denbury Resources, Inc.:
7.75% 2/15/24 (a)(d)	1,885,000	942,500
9.25% 3/31/22 (a)(d)	175,000	87,500
Endeavor Energy Resources LP/EER Finance, Inc.:
5.5% 1/30/26 (a)	90,000	89,927
5.75% 1/30/28 (a)	905,000	925,363
6.625% 7/15/25 (a)	225,000	234,704
EQM Midstream Partners LP 6.5% 7/1/27 (a)	630,000	689,850
Hess Midstream Partners LP:
5.125% 6/15/28 (a)	1,130,000	1,161,776
5.625% 2/15/26 (a)	3,592,000	3,737,260
Hilcorp Energy I LP/Hilcorp Finance Co. 5% 12/1/24 (a)	1,136,000	1,076,360
Holly Energy Partners LP/Holly Energy Finance Corp. 5% 2/1/28 (a)	365,000	365,219
LBC Tank Terminals Holding Netherlands BV 6.875% 5/15/23 (a)	1,800,000	1,804,500
Occidental Petroleum Corp.:
2.9% 8/15/24	1,125,000	1,035,000
3.4% 4/15/26	645,000	571,393
3.5% 8/15/29	600,000	516,000
4.2% 3/15/48	485,000	367,388
4.3% 8/15/39	340,000	261,800
4.4% 4/15/46	485,000	387,394
4.4% 8/15/49	675,000	519,750
5.55% 3/15/26	1,660,000	1,651,700
6.2% 3/15/40	330,000	313,500
6.45% 9/15/36	1,745,000	1,711,217
7.5% 5/1/31	2,330,000	2,469,800
7.875% 9/15/31	210,000	224,700
8.875% 7/15/30	715,000	807,950
PBF Holding Co. LLC/PBF Finance Corp. 9.25% 5/15/25 (a)	2,335,000	2,556,825
Rattler Midstream LP 5.625% 7/15/25 (a)	2,310,000	2,442,825
Sunoco LP/Sunoco Finance Corp.:
4.875% 1/15/23	55,000	55,897
5.5% 2/15/26	3,263,000	3,362,130
5.875% 3/15/28	215,000	225,213
6% 4/15/27	30,000	31,935
Targa Resources Partners LP/Targa Resources Partners Finance Corp.:
4.25% 11/15/23	3,924,000	3,948,643
4.875% 2/1/31 (a)	485,000	488,662
5.125% 2/1/25	2,467,000	2,519,473
5.375% 2/1/27	332,000	342,790
Viper Energy Partners LP 5.375% 11/1/27 (a)	1,200,000	1,236,000
Western Gas Partners LP:
3.95% 6/1/25	240,000	239,326
4% 7/1/22	260,000	264,550
4.1% 2/1/25	985,000	982,656
4.65% 7/1/26	2,375,000	2,428,438
5.05% 2/1/30	1,675,000	1,717,210
5.3% 3/1/48	505,000	450,879
6.25% 2/1/50	180,000	180,256

TOTAL ENERGY		68,022,066

Environmental - 0.3%
Darling Ingredients, Inc. 5.25% 4/15/27 (a)	1,275,000	1,353,094
Food/Beverage/Tobacco - 4.4%
H.J. Heinz Co.:
3.875% 5/15/27 (a)	1,165,000	1,245,707
4.25% 3/1/31 (a)	1,100,000	1,215,374
5% 7/15/35	620,000	717,041
JBS U.S.A. LLC/JBS U.S.A. Finance, Inc.:
5.75% 6/15/25 (a)	7,864,000	8,119,557
5.875% 7/15/24 (a)	2,151,000	2,194,020
6.75% 2/15/28 (a)	696,000	770,820
JBS U.S.A. Lux SA / JBS Food Co.:
5.5% 1/15/30 (a)	1,660,000	1,844,127
6.5% 4/15/29 (a)	3,994,000	4,533,190
Lamb Weston Holdings, Inc. 4.875% 5/15/28 (a)	1,715,000	1,887,212
U.S. Foods, Inc. 6.25% 4/15/25 (a)	925,000	980,500

TOTAL FOOD/BEVERAGE/TOBACCO		23,507,548

Gaming - 3.9%
Caesars Resort Collection LLC 5.25% 10/15/25 (a)	2,164,000	2,071,749
MCE Finance Ltd. 4.875% 6/6/25 (a)	1,940,000	2,003,242
MGM Growth Properties Operating Partnership LP:
4.5% 9/1/26	2,492,000	2,616,600
4.625% 6/15/25 (a)	315,000	332,420
5.625% 5/1/24	1,000,000	1,080,000
5.75% 2/1/27	664,000	734,550
MGM Mirage, Inc. 5.75% 6/15/25	2,120,000	2,263,100
Twin River Worldwide Holdings, Inc. 6.75% 6/1/27 (a)	45,000	44,550
VICI Properties, Inc.:
3.5% 2/15/25 (a)	620,000	621,091
4.25% 12/1/26 (a)	3,325,000	3,399,813
4.625% 12/1/29 (a)	1,075,000	1,118,000
Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp.:
5.25% 5/15/27 (a)	1,078,000	1,049,972
5.5% 3/1/25 (a)	1,330,000	1,316,700
Wynn Macau Ltd. 4.875% 10/1/24 (a)	1,028,000	1,031,534
Wynn Resorts Finance LLC / Wynn Resorts Capital Corp. 7.75% 4/15/25 (a)	1,005,000	1,055,250

TOTAL GAMING		20,738,571

Healthcare - 8.9%
Centene Corp.:
4.25% 12/15/27	4,425,000	4,646,250
4.75% 1/15/25	395,000	406,289
5.25% 4/1/25 (a)	5,612,000	5,822,450
5.375% 6/1/26 (a)	4,000,000	4,230,000
5.375% 8/15/26 (a)	1,774,000	1,878,223
Charles River Laboratories International, Inc.:
4.25% 5/1/28 (a)	150,000	157,875
5.5% 4/1/26 (a)	1,510,000	1,589,275
CTR Partnership LP/CareTrust Capital Corp. 5.25% 6/1/25	1,865,000	1,902,300
DaVita HealthCare Partners, Inc. 4.625% 6/1/30 (a)	640,000	672,800
Hologic, Inc.:
4.375% 10/15/25 (a)	905,000	923,688
4.625% 2/1/28 (a)	170,000	180,492
IMS Health, Inc.:
5% 10/15/26 (a)	2,751,000	2,873,997
5% 5/15/27 (a)	1,630,000	1,715,746
Service Corp. International 5.125% 6/1/29	2,695,000	2,985,710
Teleflex, Inc.:
4.25% 6/1/28 (a)	305,000	321,775
4.875% 6/1/26	1,338,000	1,398,210
Tenet Healthcare Corp.:
4.625% 7/15/24	4,158,000	4,253,634
4.875% 1/1/26 (a)	690,000	717,600
5.125% 5/1/25	1,731,000	1,765,620
6.25% 2/1/27 (a)	560,000	588,000
7.5% 4/1/25 (a)	2,105,000	2,309,606
Valeant Pharmaceuticals International, Inc.:
5.5% 11/1/25 (a)	800,000	825,760
7% 3/15/24 (a)	4,851,000	5,039,995

TOTAL HEALTHCARE		47,205,295

Homebuilders/Real Estate - 1.2%
Howard Hughes Corp. 5.375% 3/15/25 (a)	2,398,000	2,427,735
MPT Operating Partnership LP/MPT Finance Corp. 5% 10/15/27	3,516,000	3,718,170
Starwood Property Trust, Inc. 4.75% 3/15/25	476,000	458,150

TOTAL HOMEBUILDERS/REAL ESTATE		6,604,055

Hotels - 0.7%
Hilton Worldwide Finance LLC/Hilton Worldwide Finance Corp.:
4.625% 4/1/25	2,164,000	2,185,640
4.875% 4/1/27	426,000	436,650
Wyndham Hotels & Resorts, Inc. 5.375% 4/15/26 (a)	1,237,000	1,283,388

TOTAL HOTELS		3,905,678

Metals/Mining - 1.2%
FMG Resources (August 2006) Pty Ltd. 4.5% 9/15/27 (a)	20,000	21,600
Freeport-McMoRan, Inc.:
3.55% 3/1/22	216,000	221,335
3.875% 3/15/23	1,006,000	1,041,592
4.55% 11/14/24	447,000	482,036
Kaiser Aluminum Corp.:
4.625% 3/1/28 (a)	1,395,000	1,379,822
6.5% 5/1/25 (a)	535,000	565,450
Nufarm Australia Ltd. 5.75% 4/30/26 (a)	2,813,000	2,834,098

TOTAL METALS/MINING		6,545,933

Restaurants - 0.9%
1011778 BC Unlimited Liability Co./New Red Finance, Inc.:
4.25% 5/15/24 (a)	1,922,000	1,958,038
5.75% 4/15/25 (a)	370,000	394,975
KFC Holding Co./Pizza Hut Holding LLC 5% 6/1/24 (a)	2,164,000	2,232,772

TOTAL RESTAURANTS		4,585,785

Services - 5.2%
AECOM:
5.125% 3/15/27	2,030,000	2,225,997
5.875% 10/15/24	3,274,000	3,646,418
Aramark Services, Inc.:
4.75% 6/1/26	4,027,000	4,003,603
5% 2/1/28 (a)	6,660,000	6,668,325
6.375% 5/1/25 (a)	1,015,000	1,063,213
ASGN, Inc. 4.625% 5/15/28 (a)	2,440,000	2,525,400
Booz Allen Hamilton, Inc. 3.875% 9/1/28 (a)	1,595,000	1,654,334
CoreCivic, Inc.:
4.625% 5/1/23	679,000	645,050
5% 10/15/22	1,147,000	1,129,795
Gartner, Inc. 5.125% 4/1/25 (a)	2,886,000	3,000,574
GEMS MENASA Cayman Ltd. 7.125% 7/31/26 (a)	800,000	772,000

TOTAL SERVICES		27,334,709

Super Retail - 0.5%
The William Carter Co. 5.625% 3/15/27 (a)	1,154,000	1,225,987
Wolverine World Wide, Inc. 6.375% 5/15/25 (a)	1,350,000	1,431,000

TOTAL SUPER RETAIL		2,656,987

Technology - 5.4%
CDK Global, Inc.:
5.25% 5/15/29 (a)	278,000	303,276
5.875% 6/15/26	2,178,000	2,287,706
Entegris, Inc.:
4.375% 4/15/28 (a)	1,020,000	1,063,350
4.625% 2/10/26 (a)	2,164,000	2,235,001
Fair Isaac Corp. 5.25% 5/15/26 (a)	2,052,000	2,356,312
Gartner, Inc. 4.5% 7/1/28 (a)	820,000	856,900
Match Group Holdings II LLC 4.125% 8/1/30 (a)	305,000	319,488
Nortonlifelock, Inc. 5% 4/15/25 (a)	6,381,000	6,508,620
Nuance Communications, Inc. 5.625% 12/15/26	3,788,000	4,015,280
ON Semiconductor Corp. 3.875% 9/1/28 (a)	620,000	646,958
Open Text Corp. 3.875% 2/15/28 (a)	2,760,000	2,838,826
SoftBank Group Corp. 5.375% 7/30/22 (Reg. S)	1,407,000	1,463,280
TTM Technologies, Inc. 5.625% 10/1/25 (a)	3,745,000	3,838,625

TOTAL TECHNOLOGY		28,733,622

Telecommunications - 10.0%
Altice Financing SA:
5% 1/15/28 (a)	460,000	472,650
7.5% 5/15/26 (a)	2,121,000	2,263,505
C&W Senior Financing Designated Activity Co.:
6.875% 9/15/27 (a)	2,719,000	2,847,065
7.5% 10/15/26 (a)	3,805,000	4,061,838
Century Telephone Enterprises, Inc. 6.875% 1/15/28	80,000	88,000
CenturyLink, Inc.:
5.125% 12/15/26 (a)	2,440,000	2,530,341
5.625% 4/1/25	845,000	911,544
Level 3 Financing, Inc.:
3.625% 1/15/29 (a)	125,000	125,325
4.25% 7/1/28 (a)	1,465,000	1,507,851
4.625% 9/15/27 (a)	1,240,000	1,298,900
5.25% 3/15/26	2,661,000	2,774,359
5.375% 1/15/24	721,000	729,111
Millicom International Cellular SA:
5.125% 1/15/28 (a)	1,500,000	1,566,094
6% 3/15/25 (a)	435,000	446,419
6.625% 10/15/26 (a)	3,242,000	3,523,649
Sable International Finance Ltd. 5.75% 9/7/27 (a)	2,900,000	3,055,440
SBA Communications Corp. 4.875% 9/1/24	1,443,000	1,482,250
SFR Group SA 7.375% 5/1/26 (a)	2,525,000	2,680,666
T-Mobile U.S.A., Inc.:
3.75% 4/15/27 (a)	3,355,000	3,794,203
3.875% 4/15/30 (a)	2,543,000	2,906,420
4.5% 2/1/26	1,549,000	1,597,383
4.75% 2/1/28	405,000	436,388
6.375% 3/1/25	3,545,000	3,620,331
6.5% 1/15/26	1,360,000	1,423,750
Telecom Italia Capital SA:
6% 9/30/34	739,000	897,885
6.375% 11/15/33	418,000	522,500
Telecom Italia SpA 5.303% 5/30/24 (a)	5,102,000	5,632,404

TOTAL TELECOMMUNICATIONS		53,196,271

Transportation Ex Air/Rail - 0.5%
XPO Logistics, Inc. 6.25% 5/1/25 (a)	2,370,000	2,529,975
Utilities - 8.9%
Clearway Energy Operating LLC:
4.75% 3/15/28 (a)	290,000	303,775
5% 9/15/26	1,930,000	2,025,458
5.75% 10/15/25	862,000	913,720
DCP Midstream Operating LP:
5.125% 5/15/29	3,305,000	3,503,333
5.625% 7/15/27	1,285,000	1,387,800
InterGen NV 7% 6/30/23 (a)	1,496,000	1,451,120
NextEra Energy Partners LP 4.25% 9/15/24 (a)	1,594,000	1,697,610
NRG Energy, Inc.:
5.25% 6/15/29 (a)	1,251,000	1,363,590
5.75% 1/15/28	1,319,000	1,434,413
6.625% 1/15/27	3,115,000	3,333,673
NSG Holdings II LLC/NSG Holdings, Inc. 7.75% 12/15/25 (a)	3,903,063	4,117,731
Pattern Energy Operations LP 4.5% 8/15/28 (a)	440,000	463,100
PG&E Corp. 5.25% 7/1/30	2,395,000	2,388,869
TerraForm Power Operating LLC:
4.25% 1/31/23 (a)	552,000	571,430
5% 1/31/28 (a)	2,624,000	2,915,618
The AES Corp.:
5.5% 4/15/25	1,510,000	1,555,428
6% 5/15/26	4,981,000	5,230,050
Vistra Operations Co. LLC:
5% 7/31/27 (a)	5,555,000	5,890,966
5.5% 9/1/26 (a)	5,052,000	5,304,600
5.625% 2/15/27 (a)	960,000	1,015,200

TOTAL UTILITIES		46,867,484

TOTAL NONCONVERTIBLE BONDS
(Cost $465,349,460)		490,836,720
	Shares	Value

Money Market Funds - 6.7%
Fidelity Cash Central Fund 0.12% (e)
(Cost $35,359,909)	35,354,777	35,361,848
TOTAL INVESTMENT IN SECURITIES - 99.1%
(Cost $500,709,369)		526,198,568
NET OTHER ASSETS (LIABILITIES) - 0.9%		4,851,018
NET ASSETS - 100%		$531,049,586

Legend

 (a) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $298,304,475 or 56.2% of net assets.

 (b) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.

 (c) Coupon is indexed to a floating interest rate which may be multiplied by a specified factor and/or subject to caps or floors.

 (d) Non-income producing - Security is in default.

 (e) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's website or upon request.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$194,628
Total	$194,628

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations, if applicable.

The value, beginning of period, for the Fidelity Cash Central Fund was $17,836,731. Net realized gain (loss) and change in net unrealized appreciation (depreciation) was ($776) and $1, respectively. Purchases and sales of the Fidelity Cash Central Fund were $346,976,538 and $329,450,646, respectively, during the period.

Investment Valuation

The following is a summary of the inputs used, as of August 31, 2020, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Corporate Bonds	$490,836,720	$--	$490,836,720	$--
Money Market Funds	35,361,848	35,361,848	--	--
Total Investments in Securities:	$526,198,568	$35,361,848	$490,836,720	$--

Other Information

Distribution of investments by country or territory of incorporation, as a percentage of Total Net Assets, is as follows (Unaudited):

United States of America	83.3%
Luxembourg	3.9%
Multi-National	3.6%
Canada	2.2%
Netherlands	1.6%
Ireland	1.3%
Cayman Islands	1.3%
Italy	1.0%
Others (Individually Less Than 1%)	1.8%
100.0%

See accompanying notes which are an integral part of the financial statements.

Financial Statements

Statement of Assets and Liabilities

		August 31, 2020
Assets
Investment in securities, at value — See accompanying schedule: Unaffiliated issuers (cost $465,349,460)	$490,836,720
Fidelity Central Funds (cost $35,359,909)	35,361,848
Total Investment in Securities (cost $500,709,369)		$526,198,568
Interest receivable		6,867,760
Distributions receivable from Fidelity Central Funds		2,849
Total assets		533,069,177
Liabilities
Payable for investments purchased	$2,017,168
Other payables and accrued expenses	2,423
Total liabilities		2,019,591
Net Assets		$531,049,586
Net Assets consist of:
Paid in capital		$503,059,633
Total accumulated earnings (loss)		27,989,953
Net Assets		$531,049,586
Net Asset Value, offering price and redemption price per share ($531,049,586÷ 5,310,121 shares)		$100.01

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Year ended August 31, 2020
Investment Income
Dividends		$1,060,483
Interest		24,531,735
Income from Fidelity Central Funds		194,628
Total income		25,786,846
Expenses
Custodian fees and expenses	$3,398
Independent directors' fees and expenses	2,988
Miscellaneous	5
Total expenses before reductions	6,391
Expense reductions	(4,296)
Total expenses after reductions		2,095
Net investment income (loss)		25,784,751
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	6,510,780
Fidelity Central Funds	(776)
Total net realized gain (loss)		6,510,004
Change in net unrealized appreciation (depreciation) on:
Investment securities:
Unaffiliated issuers	3,040,338
Fidelity Central Funds	1
Total change in net unrealized appreciation (depreciation)		3,040,339
Net gain (loss)		9,550,343
Net increase (decrease) in net assets resulting from operations		$35,335,094

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Year ended August 31, 2020	Year ended August 31, 2019
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$25,784,751	$43,711,872
Net realized gain (loss)	6,510,004	13,795,871
Change in net unrealized appreciation (depreciation)	3,040,339	22,681,368
Net increase (decrease) in net assets resulting from operations	35,335,094	80,189,111
Distributions to shareholders	(31,957,324)	(47,610,328)
Affiliated share transactions
Proceeds from sales of shares	122,681,517	269,927,924
Reinvestment of distributions	31,957,323	46,711,482
Cost of shares redeemed	(228,125,762)	(467,256,796)
Net increase (decrease) in net assets resulting from share transactions	(73,486,922)	(150,617,390)
Total increase (decrease) in net assets	(70,109,152)	(118,038,607)
Net Assets
Beginning of period	601,158,738	719,197,345
End of period	$531,049,586	$601,158,738
Other Information
Shares
Sold	1,347,208	2,832,140
Issued in reinvestment of distributions	321,041	472,512
Redeemed	(2,235,616)	(4,631,199)
Net increase (decrease)	(567,367)	(1,326,547)

See accompanying notes which are an integral part of the financial statements.

Financial Highlights

Fidelity Specialized High Income Central Fund

Years ended August 31,	2020	2019	2018	2017	2016
Selected Per–Share Data
Net asset value, beginning of period	$102.28	$99.83	$104.63	$103.06	$101.49
Income from Investment Operations
Net investment income (loss)A	5.162	5.368	5.188	5.489	5.682
Net realized and unrealized gain (loss)	(1.042)B	2.981	(2.758)	1.901	1.436
Total from investment operations	4.120	8.349	2.430	7.390	7.118
Distributions from net investment income	(5.093)	(5.335)	(5.217)	(5.531)	(5.548)
Distributions from net realized gain	(1.297)	(.564)	(2.013)	(.289)	–
Total distributions	(6.390)	(5.899)	(7.230)	(5.820)	(5.548)
Net asset value, end of period	$100.01	$102.28	$99.83	$104.63	$103.06
Total ReturnC	4.25%	8.73%	2.42%	7.39%	7.39%
Ratios to Average Net AssetsD,E
Expenses before reductionsF	-%	-%	-%	-%	-%
Expenses net of fee waivers, if anyF	-%	-%	-%	-%	-%
Expenses net of all reductionsF	-%	-%	-%	-%	-%
Net investment income (loss)	5.20%	5.42%	5.13%	5.31%	5.75%
Supplemental Data
Net assets, end of period (000 omitted)	$531,050	$601,159	$719,197	$768,593	$834,126
Portfolio turnover rateG	54%	45%H	62%	51%	46%

 A Calculated based on average shares outstanding during the period.

 B The amount shown for a share outstanding does not correspond with the aggregate net gain (loss) on investments for the period due to the timing of sales and repurchases of shares in relation to fluctuating market values of the investments of the Fund.

 C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 D Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

 E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment advisor, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

 F Amount represents less than $.0005 per share.

 G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

 H Portfolio turnover rate excludes securities received or delivered in-kind.

See accompanying notes which are an integral part of the financial statements.

Notes to Financial Statements

For the period ended August 31, 2020

1. Organization.

Fidelity Specialized High Income Central Fund (the Fund) is a fund of Fidelity Central Investment Portfolios LLC (the LLC) and is authorized to issue an unlimited number of shares. Shares of the Fund are only offered to other investment companies and accounts managed by Fidelity Management & Research Company LLC (FMR), or its affiliates (the Investing Funds). The LLC is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Delaware Limited Liability Company.

Effective January 1, 2020:

Investment advisers Fidelity Investments Money Management, Inc., FMR Co., Inc., and Fidelity SelectCo, LLC, merged with and into Fidelity Management & Research Company. In connection with the merger transactions, the resulting, merged investment adviser was then redomiciled from Massachusetts to Delaware, changed its corporate structure from a corporation to a limited liability company, and changed its name to "Fidelity Management & Research Company LLC".

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by the investment adviser. Annualized expenses of the Money Market Central Funds as of their most recent shareholder report date ranged from less than .005% to .01%.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC website or upon request.

3. Significant Accounting Policies.

The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services – Investment Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Directors (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

  Level 1 – quoted prices in active markets for identical investments
  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
  Level 3 – unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Corporate bonds are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances. The Fund invests a significant portion of its assets in below investment grade securities. The value of these securities can be more volatile due to changes in the credit quality of the issuer and is sensitive to changes in economic, market and regulatory conditions.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of August 31, 2020 is included at the end of the Fund's Schedule of Investments.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Dividend income is recorded on the ex-dividend date. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Debt obligations may be placed on non-accrual status and related interest income may be reduced by ceasing current accruals and writing off interest receivables when the collection of all or a portion of interest has become doubtful based on consistently applied procedures. A debt obligation is removed from non-accrual status when the issuer resumes interest payments or when collectability of interest is reasonably assured.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. As of August 31, 2020, the Fund did not have any unrecognized tax benefits in the financial statements; nor is the Fund aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction.

Distributions are declared and recorded daily and paid monthly from net investment income. Distributions from realized gains, if any, are declared and recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP. In addition, the Fund claimed a portion of the payment made to redeeming shareholders as a distribution for income tax purposes.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to partnerships, prior period premium and discount on debt securities, losses deferred due to wash sales and excise tax regulations.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows:

Gross unrealized appreciation	$27,211,332
Gross unrealized depreciation	(1,491,786)
Net unrealized appreciation (depreciation)	$25,719,546
Tax Cost	$500,479,022

The tax-based components of distributable earnings as of period end were as follows:

Undistributed long-term capital gain	$3,987,359
Net unrealized appreciation (depreciation) on securities and other investments	$25,719,546

The Fund intends to elect to defer to its next fiscal year $1,109,736 of capital losses recognized during the period November 1,2019 to August 31, 2020.

The tax character of distributions paid was as follows:

	August 31, 2020	August 31, 2019
Ordinary Income	$28,546,407	$ 43,529,844
Long-term Capital Gains	3,410,917	4,080,484
Total	$31,957,324	$ 47,610,328

Restricted Securities (including Private Placements). The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

4. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, are noted in the table below.

	Purchases ($)	Sales ($)
Fidelity Specialized High Income Central Fund	251,766,968	344,966,629

5. Fees and Other Transactions with Affiliates.

Management Fee and Expense Contract. Fidelity Management & Research Company LLC (the investment adviser) provides the Fund with investment management services. The Fund does not pay any fees for these services. Pursuant to the Fund's management contract, the investment adviser receives a monthly management fee that represents a portion of the management fees it receives from the Investing Funds. In addition, under an expense contract, the investment adviser also pays all other expenses of the Fund, excluding custody fees, the compensation of the independent Directors, and certain miscellaneous expenses such as proxy and shareholder meeting expenses.

Interfund Trades. Funds may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note.

Prior Fiscal Year Affiliated Redemptions In-Kind. During the prior period, 2,350,309 shares of the Fund were redeemed in-kind for investments, including accrued interest, and cash with a value of $238,156,796. The Fund had a net realized gain of $10,612,883 on investments delivered through in-kind redemptions. The amount of the in-kind redemptions is included in share transactions in the accompanying Statement of Changes in Net Assets. The Fund recognized no gain or loss for federal income tax purposes.

6. Expense Reductions.

Through arrangements with the Fund's custodian, credits realized as a result of certain uninvested cash balances were used to reduce the Fund's expenses by $4,296.

7. Other.

The Fund's organizational documents provide former and current directors and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

At the end of the period, mutual funds managed by the investment adviser or its affiliates were the owners of record of all of the outstanding shares of the Fund.

8. Coronavirus (COVID-19) Pandemic.

An outbreak of COVID-19 first detected in China during December 2019 has since spread globally and was declared a pandemic by the World Health Organization during March 2020. Developments that disrupt global economies and financial markets, such as the COVID-19 pandemic, may magnify factors that affect the Fund's performance.

Report of Independent Registered Public Accounting Firm

To the Board of Directors of Fidelity Central Investment Portfolios LLC and the Partners of Fidelity Specialized High Income Central Fund:

Opinion on the Financial Statements and Financial Highlights

We have audited the accompanying statement of assets and liabilities of Fidelity Specialized High Income Central Fund (the "Fund"), a fund of Fidelity Central Investment Portfolios LLC, including the schedule of investments, as of August 31, 2020, the related statement of operations for the year then ended, the statement of changes in net assets for each of the two years in the period then ended, the financial highlights for each of the five years in the period then ended, and the related notes. In our opinion, the financial statements and financial highlights present fairly, in all material respects, the financial position of the Fund as of August 31, 2020, and the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended in conformity with accounting principles generally accepted in the United States of America.

Basis for Opinion

These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on the Fund's financial statements and financial highlights based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement, whether due to error or fraud. The Fund is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. As part of our audits we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Fund’s internal control over financial reporting. Accordingly, we express no such opinion.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements and financial highlights, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements and financial highlights. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements and financial highlights. Our procedures included confirmation of securities owned as of August 31, 2020, by correspondence with the custodian and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

/s/ Deloitte & Touche LLP

Boston, Massachusetts

October 9, 2020

We have served as the auditor of one or more of the Fidelity investment companies since 1999.

Directors and Officers (Trustees and Officers)

The Trustees, Members of the Advisory Board (if any), and officers of the Fidelity Central Investment Portfolio LLC and fund, as applicable, are listed below. The Board of Trustees governs the fund and is responsible for protecting the interests of shareholders. The Trustees are experienced executives who meet periodically throughout the year to oversee the fund's activities, review contractual arrangements with companies that provide services to the fund, oversee management of the risks associated with such activities and contractual arrangements, and review the fund's performance.  Except for Bettina Doulton, each of the Trustees oversees 311 funds. Ms. Doulton oversees 210 funds.

The Trustees hold office without limit in time except that (a) any Trustee may resign; (b) any Trustee may be removed by written instrument, signed by at least two-thirds of the number of Trustees prior to such removal; (c) any Trustee who requests to be retired or who has become incapacitated by illness or injury may be retired by written instrument signed by a majority of the other Trustees; and (d) any Trustee may be removed at any special meeting of shareholders by a two-thirds vote of the outstanding voting securities of the trust.  Each Trustee who is not an interested person (as defined in the 1940 Act) of the trust and the fund is referred to herein as an Independent Trustee.  Each Independent Trustee shall retire not later than the last day of the calendar year in which his or her 75th birthday occurs.  The Independent Trustees may waive this mandatory retirement age policy with respect to individual Trustees.  Officers and Advisory Board Members hold office without limit in time, except that any officer or Advisory Board Member may resign or may be removed by a vote of a majority of the Trustees at any regular meeting or any special meeting of the Trustees. Except as indicated, each individual has held the office shown or other offices in the same company for the past five years.

The fund’s Statement of Additional Information (SAI) includes more information about the Trustees. To request a free copy, call Fidelity at 1-800-544-8544.

Experience, Skills, Attributes, and Qualifications of the Trustees. The Governance and Nominating Committee has adopted a statement of policy that describes the experience, qualifications, attributes, and skills that are necessary and desirable for potential Independent Trustee candidates (Statement of Policy). The Board believes that each Trustee satisfied at the time he or she was initially elected or appointed a Trustee, and continues to satisfy, the standards contemplated by the Statement of Policy. The Governance and Nominating Committee also engages professional search firms to help identify potential Independent Trustee candidates who have the experience, qualifications, attributes, and skills consistent with the Statement of Policy. From time to time, additional criteria based on the composition and skills of the current Independent Trustees, as well as experience or skills that may be appropriate in light of future changes to board composition, business conditions, and regulatory or other developments, have also been considered by the professional search firms and the Governance and Nominating Committee. In addition, the Board takes into account the Trustees' commitment and participation in Board and committee meetings, as well as their leadership of standing and ad hoc committees throughout their tenure.

In determining that a particular Trustee was and continues to be qualified to serve as a Trustee, the Board has considered a variety of criteria, none of which, in isolation, was controlling. The Board believes that, collectively, the Trustees have balanced and diverse experience, qualifications, attributes, and skills, which allow the Board to operate effectively in governing the fund and protecting the interests of shareholders. Information about the specific experience, skills, attributes, and qualifications of each Trustee, which in each case led to the Board's conclusion that the Trustee should serve (or continue to serve) as a trustee of the fund, is provided below.

Board Structure and Oversight Function. Robert A. Lawrence is an interested person and currently serves as Acting Chairman. The Trustees have determined that an interested Chairman is appropriate and benefits shareholders because an interested Chairman has a personal and professional stake in the quality and continuity of services provided to the fund. Independent Trustees exercise their informed business judgment to appoint an individual of their choosing to serve as Chairman, regardless of whether the Trustee happens to be independent or a member of management. The Independent Trustees have determined that they can act independently and effectively without having an Independent Trustee serve as Chairman and that a key structural component for assuring that they are in a position to do so is for the Independent Trustees to constitute a substantial majority for the Board. The Independent Trustees also regularly meet in executive session. Ned C. Lautenbach and David M. Thomas serve as Co-Lead Independent Trustees and as such each (i) acts as a liaison between the Independent Trustees and management with respect to matters important to the Independent Trustees and (ii) with management prepares agendas for Board meetings.

Fidelity® funds are overseen by different Boards of Trustees. The fund's Board oversees Fidelity's high income and certain equity funds, and other Boards oversee Fidelity's investment-grade bond, money market, asset allocation, and other equity funds. The asset allocation funds may invest in Fidelity® funds overseen by the fund's Board. The use of separate Boards, each with its own committee structure, allows the Trustees of each group of Fidelity® funds to focus on the unique issues of the funds they oversee, including common research, investment, and operational issues. On occasion, the separate Boards establish joint committees to address issues of overlapping consequences for the Fidelity® funds overseen by each Board.

The Trustees operate using a system of committees to facilitate the timely and efficient consideration of all matters of importance to the Trustees, the fund, and fund shareholders and to facilitate compliance with legal and regulatory requirements and oversight of the fund's activities and associated risks.  The Board, acting through its committees, has charged FMR and its affiliates with (i) identifying events or circumstances the occurrence of which could have demonstrably adverse effects on the fund's business and/or reputation; (ii) implementing processes and controls to lessen the possibility that such events or circumstances occur or to mitigate the effects of such events or circumstances if they do occur; and (iii) creating and maintaining a system designed to evaluate continuously business and market conditions in order to facilitate the identification and implementation processes described in (i) and (ii) above.  Because the day-to-day operations and activities of the fund are carried out by or through FMR, its affiliates, and other service providers, the fund's exposure to risks is mitigated but not eliminated by the processes overseen by the Trustees.  While each of the Board's committees has responsibility for overseeing different aspects of the fund's activities, oversight is exercised primarily through the Operations, Audit, and Compliance Committees.  Appropriate personnel, including but not limited to the fund's Chief Compliance Officer (CCO), FMR's internal auditor, the independent accountants, the fund's Treasurer and portfolio management personnel, make periodic reports to the Board's committees, as appropriate, including an annual review of Fidelity's risk management program for the Fidelity® funds.  The responsibilities of each standing committee, including their oversight responsibilities, are described further under "Standing Committees of the Trustees."

Interested Trustees*:

Correspondence intended for a Trustee who is an interested person may be sent to Fidelity Investments, 245 Summer Street, Boston, Massachusetts 02210.

Name, Year of Birth; Principal Occupations and Other Relevant Experience+

Bettina Doulton (1964)

Year of Election or Appointment: 2020

Trustee

Ms. Doulton also serves as Trustee of other Fidelity® funds. Prior to her retirement, Ms. Doulton served in a variety of positions at Fidelity Investments, including as a managing director of research (2006-2007), portfolio manager to certain Fidelity® funds (1993-2005), equity analyst and portfolio assistant (1990-1993), and research assistant (1987-1990). Ms. Doulton currently owns and operates Phi Builders + Architects and Cellardoor Winery. Previously, Ms. Doulton served as a member of the Board of Brown Capital Management, LLC (2013-2018).

Robert A. Lawrence (1952)

Year of Election or Appointment: 2020

Trustee

Acting Chairman of the Board of Trustees

Mr. Lawrence also serves as Trustee of other funds. Previously, Mr. Lawrence served as a Member of the Advisory Board of certain funds. Prior to his retirement in 2008, Mr. Lawrence served as Vice President of certain Fidelity® funds (2006-2008), Senior Vice President, Head of High Income Division of Fidelity Management & Research Company (investment adviser firm, 2006-2008), and President of Fidelity Strategic Investments (investment adviser firm, 2002-2005).

 * Determined to be an “Interested Trustee” by virtue of, among other things, his or her affiliation with the Fidelity Central Investment Portfolios LLC or various entities under common control with FMR.

 + The information includes the Trustee's principal occupation during the last five years and other information relating to the experience, attributes, and skills relevant to the Trustee's qualifications to serve as a Trustee, which led to the conclusion that the Trustee should serve as a Trustee for the fund.

Independent Trustees:

Correspondence intended for an Independent Trustee may be sent to Fidelity Investments, P.O. Box 55235, Boston, Massachusetts 02205-5235.

Name, Year of Birth; Principal Occupations and Other Relevant Experience+

Dennis J. Dirks (1948)

Year of Election or Appointment: 2005

Trustee

Mr. Dirks also serves as Trustee of other Fidelity® funds. Prior to his retirement in May 2003, Mr. Dirks served as Chief Operating Officer and as a member of the Board of The Depository Trust & Clearing Corporation (financial markets infrastructure), President, Chief Operating Officer and a member of the Board of The Depository Trust Company (DTC), President and a member of the Board of the National Securities Clearing Corporation (NSCC), Chief Executive Officer and a member of the Board of the Government Securities Clearing Corporation and Chief Executive Officer and a member of the Board of the Mortgage-Backed Securities Clearing Corporation. Mr. Dirks currently serves as a member of the Finance Committee (2016-present) and Board (2017-present) and is Treasurer (2018-present) of the Asolo Repertory Theatre.

Donald F. Donahue (1950)

Year of Election or Appointment: 2018

Trustee

Mr. Donahue also serves as Trustee of other Fidelity® funds. Mr. Donahue serves as President and Chief Executive Officer of Miranda Partners, LLC (risk consulting for the financial services industry, 2012-present). Previously, Mr. Donahue served as Chief Executive Officer (2006-2012), Chief Operating Officer (2003-2006) and Managing Director, Customer Marketing and Development (1999-2003) of The Depository Trust & Clearing Corporation (financial markets infrastructure). Mr. Donahue currently serves as a member (2007-present) and Co-Chairman (2016-present) of the Board of United Way of New York, a member of the Board of NYC Leadership Academy (2012-present) and a member of the Board of Advisors of Ripple Labs, Inc. (financial services, 2015-present). Mr. Donahue previously served as a member of the Advisory Board of certain Fidelity® funds (2015-2018).

Vicki L. Fuller (1957)

Year of Election or Appointment: 2020

Trustee

Ms. Fuller also serves as Trustee of other Fidelity® funds. Previously, Ms. Fuller served as a member of the Advisory Board of certain Fidelity® funds (2018-2020), Chief Investment Officer of the New York State Common Retirement Fund (2012-2018) and held a variety of positions at AllianceBernstein L.P. (global asset management, 1985-2012), including Managing Director (2006-2012) and Senior Vice President and Senior Portfolio Manager (2001-2006). Ms. Fuller currently serves as a member of the Board, Audit Committee and Nominating and Governance Committee of The Williams Companies, Inc. (natural gas infrastructure, 2018-present), as a member of the Board, Audit Committee and Nominating and Governance Committee of two Blackstone business development companies (2020-present) and as a member of the Board of Treliant, LLC (consulting, 2019-present).

Patricia L. Kampling (1959)

Year of Election or Appointment: 2020

Trustee

Ms. Kampling also serves as Trustee of other Fidelity® funds. Prior to her retirement, Ms. Kampling served as Chairman of the Board and Chief Executive Officer (2012-2019), President and Chief Operating Officer (2011-2012) and Executive Vice President and Chief Financial Officer (2010-2011) of Alliant Energy Corporation. Ms. Kampling currently serves as a member of the Board, Compensation Committee and Executive Committee and as Chair of the Audit Committee of Briggs & Stratton Corporation (manufacturing, 2011-present) and as a member of the Board, Audit, Finance and Risk Committee and Safety, Environmental, Technology and Operations Committee of American Water Works Company, Inc. (utilities company, 2019-present). In addition, Ms. Kampling currently serves as a member of the Board of the Nature Conservancy, Wisconsin Chapter (2019-present). Previously, Ms. Kampling served as a Member of the Advisory Board of certain Fidelity® funds (2020), a member of the Board of Interstate Power and Light Company (2012-2019) and Wisconsin Power and Light Company (2012-2019) (each a subsidiary of Alliant Energy Corporation) and as a member of the Board and Workforce Development Committee of the Business Roundtable (2018-2019).

Alan J. Lacy (1953)

Year of Election or Appointment: 2008

Trustee

Mr. Lacy also serves as Trustee of other Fidelity® funds. Previously, Mr. Lacy served as Senior Adviser (2007-2014) of Oak Hill Capital Partners, L.P. (private equity), Chief Executive Officer (2005) and Vice Chairman (2005-2006) of Sears Holdings Corporation (retail), Chief Executive Officer and Chairman of the Board of Sears, Roebuck and Co. (retail, 2000-2005), Chairman (2014-2017) and a member of the Board (2010-2017) of Dave & Buster’s Entertainment, Inc. (restaurant and entertainment complexes) and a member of the Board of Bristol-Myers Squibb Company (global pharmaceuticals, 2008-2020). Mr. Lacy currently serves as a Trustee of the California Chapter of The Nature Conservancy (2015-present) and a member of the Board of the Center for Advanced Study in the Behavioral Sciences at Stanford University (2015-present).

Ned C. Lautenbach (1944)

Year of Election or Appointment: 2004

Trustee

Co-Lead Independent Trustee

Mr. Lautenbach also serves as Trustee of other Fidelity® funds. Mr. Lautenbach currently serves as Chair of the Board of Governors, State University System of Florida (2013-present) and is a member of the Council on Foreign Relations (1994-present). He is also a member and has in the past served as Chairman of the Board of Directors of Artis-Naples (2012-present). Previously, Mr. Lautenbach served as a member and then Lead Director of the Board of Directors of Eaton Corporation (diversified industrial, 1997-2016). He was also a Partner at Clayton, Dubilier & Rice, LLC (private equity investment, 1998-2010); as well as Director of Sony Corporation (2006-2007). In addition, Mr. Lautenbach had a 30-year career with IBM (technology company), during which time he served as Senior Vice President and as a member of the Corporate Executive Committee (1968-1998).

Joseph Mauriello (1944)

Year of Election or Appointment: 2008

Trustee

Mr. Mauriello also serves as Trustee of other Fidelity® funds. Prior to his retirement in January 2006, Mr. Mauriello served in numerous senior management positions including Deputy Chairman and Chief Operating Officer (2004-2005), and Vice Chairman of Financial Services (2002-2004) of KPMG LLP US (professional services, 1965-2005). Mr. Mauriello currently serves as a member of the Independent Directors Council Governing Council (2015-present). Previously, Mr. Mauriello served as a member of the Board of XL Group plc. (global insurance and re-insurance, 2006-2018).

Cornelia M. Small (1944)

Year of Election or Appointment: 2005

Trustee

Ms. Small also serves as Trustee of other Fidelity® funds. Previously, Ms. Small served as Chief Investment Officer, Director of Global Equity Investments and a member of Scudder, Stevens & Clark and Scudder Kemper Investments. Ms. Small previously served as a member of the Board (2009-2019) and Chair of the Investment Committee (2010-2019) of the Teagle Foundation and a member of the Investment Committee of the Berkshire Taconic Community Foundation (2008-2019).

Garnett A. Smith (1947)

Year of Election or Appointment: 2018

Trustee

Mr. Smith also serves as Trustee of other Fidelity® funds. Prior to his retirement, Mr. Smith served as Chairman and Chief Executive Officer (1990-1997) and President (1986-1990) of Inbrand Corp. (manufacturer of personal absorbent products). Prior to his employment with Inbrand Corp., he was employed by a retail fabric chain and North Carolina National Bank (now Bank of America). Mr. Smith previously served as a member of the Advisory Board of certain Fidelity® funds (2012-2013).

David M. Thomas (1949)

Year of Election or Appointment: 2008

Trustee

Co-Lead Independent Trustee

Mr. Thomas also serves as Trustee of other Fidelity® funds. Previously, Mr. Thomas served as Executive Chairman (2005-2006) and Chairman and Chief Executive Officer (2000-2005) of IMS Health, Inc. (pharmaceutical and healthcare information solutions). Mr. Thomas currently serves as Non-Executive Chairman of the Board of Fortune Brands Home and Security (home and security products, 2011-present), and a member of the Board (2004-present) and Presiding Director (2013-present) of Interpublic Group of Companies, Inc. (marketing communication).

Susan Tomasky (1953)

Year of Election or Appointment: 2020

Trustee

Ms. Tomasky also serves as Trustee of other Fidelity® funds. Prior to her retirement, Ms. Tomasky served in various executive officer positions at American Electric Power Company, Inc. (1998-2011), including most recently as President of AEP Transmission (2007-2011). Ms. Tomasky currently serves as a member of the Board and Sustainability Committee and as Chair of the Audit Committee of Marathon Petroleum Corporation (2018-present) and as a member of the Board, Corporate Governance Committee and Organization and Compensation Committee and as Chair of the Audit Committee of Public Service Enterprise Group, Inc. (utilities company, 2012-present). In addition, Ms. Tomasky currently serves as a member of the Board of the Columbus Regional Airport Authority (2007-present), as a member of the Board of the Royal Shakespeare Company – America (2009-present), as a member of the Board of the Columbus Association for the Performing Arts (2011-present) and as a member of the Board of Kenyon College (2016-present). Previously, Ms. Tomasky served as a Member of the Advisory Board of certain Fidelity® funds (2020), a member of the Board (2011-2019) and as Lead Independent Director (2015-2018) of Andeavor Corporation (previously Tesoro Corporation) (independent oil refiner and marketer) and as a member of the Board of Summit Midstream Partners LP (energy, 2012-2018).

Michael E. Wiley (1950)

Year of Election or Appointment: 2018

Trustee

Mr. Wiley also serves as Trustee of other Fidelity® funds. Previously, Mr. Wiley served as a member of the Advisory Board of certain Fidelity® funds (2018-2020), Chairman, President and CEO of Baker Hughes, Inc. (oilfield services, 2000-2004). Mr. Wiley also previously served as a member of the Board of Andeavor Corporation (independent oil refiner and marketer, 2005-2018), a member of the Board of Andeavor Logistics LP (natural resources logistics, 2015-2018) and a member of the Board of High Point Resources (exploration and production, 2005-2020).

 + The information includes the Trustee's principal occupation during the last five years and other information relating to the experience, attributes, and skills relevant to the Trustee's qualifications to serve as a Trustee, which led to the conclusion that the Trustee should serve as a Trustee for the fund.

Advisory Board Members and Officers:

Correspondence intended for a Member of the Advisory Board (if any) may be sent to Fidelity Investments, P.O. Box 55235, Boston, Massachusetts 02205-5235.  Correspondence intended for an officer or Peter S. Lynch may be sent to Fidelity Investments, 245 Summer Street, Boston, Massachusetts 02210.  Officers appear below in alphabetical order.

Name, Year of Birth; Principal Occupation

Peter S. Lynch (1944)

Year of Election or Appointment: 2004

Member of the Advisory Board

Mr. Lynch also serves as a Member of the Advisory Board of other Fidelity® funds. Mr. Lynch is Vice Chairman and a Director of Fidelity Management & Research Company LLC (investment adviser firm). In addition, Mr. Lynch serves as a Trustee of Boston College and as the Chairman of the Inner-City Scholarship Fund. Previously, Mr. Lynch served as Vice Chairman and a Director of FMR Co., Inc. (investment adviser firm) and on the Special Olympics International Board of Directors (1997-2006).

Elizabeth Paige Baumann (1968)

Year of Election or Appointment: 2017

Anti-Money Laundering (AML) Officer

Ms. Baumann also serves as AML Officer of other funds. She is Chief AML Officer (2012-present) and Senior Vice President (2014-present) of FMR LLC (diversified financial services company) and is an employee of Fidelity Investments. Previously, Ms. Baumann served as AML Officer of certain funds (2017-2019), as AML Officer of the funds (2012-2016), and Vice President (2007-2014) and Deputy Anti-Money Laundering Officer (2007-2012) of FMR LLC.

Craig S. Brown (1977)

Year of Election or Appointment: 2019

Assistant Treasurer

Mr. Brown also serves as Assistant Treasurer of other funds. Mr. Brown is an employee of Fidelity Investments (2013-present).

John J. Burke III (1964)

Year of Election or Appointment: 2018

Chief Financial Officer

Mr. Burke also serves as Chief Financial Officer of other funds. Mr. Burke serves as Head of Investment Operations for Fidelity Fund and Investment Operations (2018-present) and is an employee of Fidelity Investments (1998-present). Previously Mr. Burke served as head of Asset Management Investment Operations (2012-2018).

William C. Coffey (1969)

Year of Election or Appointment: 2019

Assistant Secretary

Mr. Coffey also serves as Assistant Secretary of other funds. He is Senior Vice President and Deputy General Counsel of FMR LLC (diversified financial services company, 2010-present), and is an employee of Fidelity Investments. Previously, Mr. Coffey served as Secretary and CLO of certain funds (2018-2019); CLO, Secretary, and Senior Vice President of Fidelity Management & Research Company and FMR Co., Inc. (investment adviser firms, 2018-2019); Secretary of Fidelity SelectCo, LLC and Fidelity Investments Money Management, Inc. (investment adviser firms, 2018-2019); CLO of Fidelity Management & Research (Hong Kong) Limited, FMR Investment Management (UK) Limited, and Fidelity Management & Research (Japan) Limited (investment adviser firms, 2018-2019); and Assistant Secretary of certain funds (2009-2018).

Timothy M. Cohen (1969)

Year of Election or Appointment: 2018

Vice President

Mr. Cohen also serves as Vice President of other funds. Mr. Cohen serves as Co-Head of Equity (2018-present), a Director of Fidelity Management & Research (Japan) Limited (investment adviser firm, 2016-present), and is an employee of Fidelity Investments. Previously, Mr. Cohen served as Executive Vice President of Fidelity SelectCo, LLC (2019), Head of Global Equity Research (2016-2018), Chief Investment Officer - Equity and a Director of Fidelity Management & Research (U.K.) Inc. (investment adviser firm, 2013-2015) and as a Director of Fidelity Management & Research (Hong Kong) Limited (investment adviser firm, 2017).

Jonathan Davis (1968)

Year of Election or Appointment: 2010

Assistant Treasurer

Mr. Davis also serves as Assistant Treasurer of other funds. Mr. Davis serves as Assistant Treasurer of FMR Capital, Inc. (2017-present) and is an employee of Fidelity Investments. Previously, Mr. Davis served as Vice President and Associate General Counsel of FMR LLC (diversified financial services company, 2003-2010).

Laura M. Del Prato (1964)

Year of Election or Appointment: 2018

Assistant Treasurer

Ms. Del Prato also serves as an officer of other funds. Ms. Del Prato is an employee of Fidelity Investments (2017-present). Previously, Ms. Del Prato served as President and Treasurer of The North Carolina Capital Management Trust: Cash Portfolio and Term Portfolio (2018-2020). Prior to joining Fidelity Investments, Ms. Del Prato served as a Managing Director and Treasurer of the JPMorgan Mutual Funds (2014-2017). Prior to JPMorgan, Ms. Del Prato served as a partner at Cohen Fund Audit Services (accounting firm, 2012-2013) and KPMG LLP (accounting firm, 2004-2012).

Colm A. Hogan (1973)

Year of Election or Appointment: 2020

Assistant Treasurer

Mr. Hogan also serves as an officer of other funds. Mr. Hogan serves as Assistant Treasurer of FMR Capital, Inc. (2017-present) and is an employee of Fidelity Investments (2005-present). Previously, Mr. Hogan served as Deputy Treasurer of certain Fidelity® funds (2016-2020) and Assistant Treasurer of certain Fidelity® funds (2016-2018).

Pamela R. Holding (1964)

Year of Election or Appointment: 2018

Vice President

Ms. Holding also serves as Vice President of other funds. Ms. Holding serves as Co-Head of Equity (2018-present) and is an employee of Fidelity Investments (2013-present). Previously, Ms. Holding served as Executive Vice President of Fidelity SelectCo, LLC (2019) and as Chief Investment Officer of Fidelity Institutional Asset Management (2013-2018).

Cynthia Lo Bessette (1969)

Year of Election or Appointment: 2019

Secretary and Chief Legal Officer (CLO)

Ms. Lo Bessette also serves as an officer of other funds. Ms. Lo Bessette serves as CLO, Secretary, and Senior Vice President of Fidelity Management & Research Company LLC (investment adviser firm, 2019-present); and CLO of Fidelity Management & Research (Hong Kong) Limited, FMR Investment Management (UK) Limited, and Fidelity Management & Research (Japan) Limited (investment adviser firms, 2019-present). She is a Senior Vice President and Deputy General Counsel of FMR LLC (diversified financial services company, 2019-present), and is an employee of Fidelity Investments. Previously, Ms. Lo Bessette served as CLO, Secretary, and Senior Vice President of FMR Co., Inc. (investment adviser firm, 2019); Secretary of Fidelity SelectCo, LLC and Fidelity Investments Money Management, Inc. (investment adviser firms, 2019). Prior to joining Fidelity Investments, Ms. Lo Bessette was Executive Vice President, General Counsel (2016-2019) and Senior Vice President, Deputy General Counsel (2015-2016) of OppenheimerFunds (investment management company) and Deputy Chief Legal Officer (2013-2015) of Jennison Associates LLC (investment adviser firm).

Chris Maher (1972)

Year of Election or Appointment: 2020

Deputy Treasurer

Mr. Maher also serves as an officer of other funds. Mr. Maher serves as Assistant Treasurer of FMR Capital, Inc. (2017-present), and is an employee of Fidelity Investments (2008-present). Previously, Mr. Maher served as Assistant Treasurer of certain funds (2013-2020); Vice President of Asset Management Compliance (2013), Vice President of the Program Management Group of FMR (investment adviser firm, 2010-2013), and Vice President of Valuation Oversight (2008-2010).

Jason P. Pogorelec (1975)

Year of Election or Appointment: 2020

Chief Compliance Officer

Mr. Pogorelec also serves as Chief Compliance Officer of other funds. Mr. Pogorelec is a senior Vice President of Asset Management Compliance for Fidelity Investments and is an employee of Fidelity Investments (2006-present). Previously, Mr. Pogorelec served as Vice President, Associate General Counsel for Fidelity Investments (2010-2020) and Assistant Secretary of certain Fidelity funds (2015-2020).

Stacie M. Smith (1974)

Year of Election or Appointment: 2016

President and Treasurer

Ms. Smith also serves as an officer of other funds. Ms. Smith serves as Assistant Treasurer of FMR Capital, Inc. (2017-present), is an employee of Fidelity Investments (2009-present), and has served in other fund officer roles. Prior to joining Fidelity Investments, Ms. Smith served as Senior Audit Manager of Ernst & Young LLP (accounting firm, 1996-2009). Previously, Ms. Smith served as Assistant Treasurer (2013-2019) and Deputy Treasurer (2013-2016) of certain Fidelity® funds.

Marc L. Spector (1972)

Year of Election or Appointment: 2016

Assistant Treasurer

Mr. Spector also serves as an officer of other funds. Mr. Spector serves as Assistant Treasurer of FMR Capital, Inc. (2017-present) and is an employee of Fidelity Investments (2016-present). Prior to joining Fidelity Investments, Mr. Spector served as Director at the Siegfried Group (accounting firm, 2013-2016), and prior to Siegfried Group as audit senior manager at Deloitte & Touche LLP (accounting firm, 2005-2013).

Jim Wegmann (1979)

Year of Election or Appointment: 2019

Assistant Treasurer

Mr. Wegmann also serves as Assistant Treasurer of other funds. Mr. Wegmann is an employee of Fidelity Investments (2011-present).

Shareholder Expense Example

As a shareholder, you incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments or redemption proceeds, as applicable and (2) ongoing costs, which generally include management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in a fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (March 1, 2020 to August 31, 2020).

Actual Expenses

The first line of the accompanying table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class/Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. If any fund is a shareholder of any underlying mutual funds or exchange-traded funds (ETFs) (the Underlying Funds), such fund indirectly bears its proportional share of the expenses of the Underlying Funds in addition to the direct expenses incurred presented in the table. These fees and expenses are not included in the annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. If any fund is a shareholder of any Underlying Funds, such fund indirectly bears its proportional share of the expenses of the Underlying Funds in addition to the direct expenses as presented in the table. These fees and expenses are not included in the annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Annualized Expense Ratio-A	Beginning Account Value March 1, 2020	Ending Account Value August 31, 2020	Expenses Paid During Period-B March 1, 2020 to August 31, 2020
Fidelity Specialized High Income Central Fund	.0019%
Actual		$1,000.00	$1,026.40	$.01
Hypothetical-C		$1,000.00	$1,025.13	$.01

 A Annualized expense ratio reflects expenses net of applicable fee waivers.

 B Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/ 366 (to reflect the one-half year period). The fees and expenses of any Underlying Funds are not included in each annualized expense ratio.

 C 5% return per year before expenses

Distributions (Unaudited)

The Board of Trustees of Fidelity Specialized High Income Central Fund voted to pay on October 12, 2020, to shareholders of record at the opening of business on October 9, 2020, a distribution of $0.749 per share derived from capital gains realized from sales of portfolio securities.

The fund hereby designates as a capital gain dividend with respect to the taxable year ended August 31, 2020, $6,576,917, or, if subsequently determined to be different, the net capital gain of such year.

A total of 0.22% of the dividends distributed during the fiscal year was derived from interest on U.S. Government securities which is generally exempt from state income tax.

The fund designates $13,158,416 of distributions paid during the period January 1, 2020 to August 31, 2020 as qualifying to be taxed as interest-related dividends for nonresident alien shareholders.

The fund will notify shareholders in January 2021 of amounts for use in preparing 2020 income tax returns.

SHI-ANN-1020
1.820817.115

Item 2.

Code of Ethics

As of the end of the period, August 31, 2020, Fidelity Central Investment Portfolios LLC (the trust) has adopted a code of ethics, as defined in Item 2 of Form N-CSR, that applies to its President and Treasurer and its Chief Financial Officer.  A copy of the code of ethics is filed as an exhibit to this Form N-CSR.

Item 3.

Audit Committee Financial Expert

The Board of Trustees of the trust has determined that Joseph Mauriello is an audit committee financial expert, as defined in Item 3 of Form N-CSR.  Mr. Mauriello is independent for purposes of Item 3 of Form N-CSR.

Item 4.

Principal Accountant Fees and Services

Fees and Services

The following table presents fees billed by Deloitte & Touche LLP, the member firms of Deloitte Touche Tohmatsu, and their respective affiliates (collectively, “Deloitte Entities”) in each of the last two fiscal years for services rendered to Fidelity High Income Central Fund and Fidelity Specialized High Income Central Fund (the “Funds”):

Services Billed by Deloitte Entities

August 31, 2020 FeesA

	Audit Fees	Audit-Related Fees	Tax Fees	All Other Fees
Fidelity High Income Central Fund	$60,200	$-	$8,800	$1,100
Fidelity Specialized High Income Central Fund	$60,100	$-	$8,800	$1,200

August 31, 2019 FeesA

	Audit Fees	Audit-Related Fees	Tax Fees	All Other Fees
Fidelity High Income Central Fund	$53,000	$100	$6,300	$1,500
Fidelity Specialized High Income Central Fund	$57,000	$100	$6,300	$1,600

A Amounts may reflect rounding.

The following table(s) present(s) fees billed by Deloitte Entities that were required to be approved by the Audit Committee for services that relate directly to the operations and financial reporting of the Fund(s) and that are rendered on behalf of Fidelity Management & Research Company LLC ("FMR") and entities controlling, controlled by, or under common control with FMR (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser) that provide ongoing services to the Fund(s) (“Fund Service Providers”):

Services Billed by Deloitte Entities

	August 31, 2020A	August 31, 2019A
Audit-Related Fees	$-	$290,000
Tax Fees	$3,000	$-
All Other Fees	$-	$-

A Amounts may reflect rounding.

“Audit-Related Fees” represent fees billed for assurance and related services that are reasonably related to the performance of the fund audit or the review of the fund's financial statements and that are not reported under Audit Fees.

“Tax Fees” represent fees billed for tax compliance, tax advice or tax planning that relate directly to the operations and financial reporting of the fund.

“All Other Fees” represent fees billed for services provided to the fund or Fund Service Provider, a significant portion of which are assurance related, that relate directly to the operations and financial reporting of the fund, excluding those services that are reported under Audit Fees, Audit-Related Fees or Tax Fees.

Assurance services must be performed by an independent public accountant.

* * *

The aggregate non-audit fees billed by Deloitte Entities for services rendered to the Fund(s), FMR (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any Fund Service Provider for each of the last two fiscal years of the Fund(s) are as follows:

Billed By	August 31, 2020A	August 31, 2019A
Deloitte Entities	$524,500	$715,000

A Amounts may reflect rounding.

The trust's Audit Committee has considered non-audit services that were not pre-approved that were provided by Deloitte Entities to Fund Service Providers to be compatible with maintaining the independence of Deloitte Entities in its(their) audit of the Fund(s), taking into account representations from Deloitte Entities, in accordance with Public Company Accounting Oversight Board rules, regarding its independence from the Fund(s) and its(their) related entities and FMR’s review of the appropriateness and permissibility under applicable law of such non-audit services prior to their provision to the Fund(s) Service Providers.

Audit Committee Pre-Approval Policies and Procedures

The trust’s Audit Committee must pre-approve all audit and non-audit services provided by a fund’s independent registered public accounting firm relating to the operations or financial reporting of the fund. Prior to the commencement of any audit or non-audit services to a fund, the Audit Committee reviews the services to determine whether they are appropriate and permissible under applicable law.

The Audit Committee has adopted policies and procedures to, among other purposes, provide a framework for the Committee’s consideration of non-audit services by the audit firms that audit the Fidelity funds. The policies and procedures require that any non-audit service provided by a fund audit firm to a Fidelity fund and any non-audit service provided by a fund auditor to a Fund Service Provider that relates directly to the operations and financial reporting of a Fidelity fund (“Covered Service”) are subject to approval by the Audit Committee before such service is provided.

All Covered Services must be approved in advance of provision of the service either: (i) by formal resolution of the Audit Committee, or (ii) by oral or written approval of the service by the Chair of the Audit Committee (or if the Chair is unavailable, such other member of the Audit Committee as may be designated by the Chair to act in the Chair’s absence). The approval contemplated by (ii) above is permitted where the Treasurer determines that action on such an engagement is necessary before the next meeting of the Audit Committee.

Non-audit services provided by a fund audit firm to a Fund Service Provider that do not relate directly to the operations and financial reporting of a Fidelity fund are reported to the Audit Committee periodically.

Non-Audit Services Approved Pursuant to Rule 2-01(c)(7)(i)(C) and (ii) of Regulation S-X (“De Minimis Exception”)

There were no non-audit services approved or required to be approved by the Audit Committee pursuant to the De Minimis Exception during the Fund’s(s’) last two fiscal years relating to services provided to (i) the Fund(s) or (ii) any Fund Service Provider that relate directly to the operations and financial reporting of the Fund(s).

Item 5.

Audit Committee of Listed Registrants

Not applicable.

Item 6.

Investments

(a)

Not applicable.

(b)

Not applicable.

Item 7.

Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 8.

Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 9.

Purchase of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 10.

Submission of Matters to a Vote of Security Holders

There were no material changes to the procedures by which shareholders may recommend nominees to the trust’s Board of Trustees.

Item 11.

Controls and Procedures

(a)(i)  The President and Treasurer and the Chief Financial Officer have concluded that the trust’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii)  There was no change in the trust’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the trust’s internal control over financial reporting.

Item 12.

Disclosure of Securities Lending Activities for Closed-End Management

Investment Companies

Not applicable.

Item 13.

Exhibits

(a)	(1)	Code of Ethics pursuant to Item 2 of Form N-CSR is filed and attached hereto as EX-99.CODE ETH.
(a)	(2)	Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.
(a)	(3)	Not applicable.
(b)		Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) is furnished and attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Central Investment Portfolios LLC

By:	/s/Stacie M. Smith
Stacie M. Smith
President and Treasurer

Date:	October 20, 2020

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Stacie M. Smith
Stacie M. Smith
President and Treasurer

Date:	October 20, 2020

By:	/s/John J. Burke III
John J. Burke III
Chief Financial Officer

Date:	October 20, 2020